United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 30, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 27, 2021                                                  Thrivent Mutual Funds

                                                                                    By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 27, 2021                                                  By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  August 27, 2021                                                  By: /s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Diversified Income Plus Fund
Thrivent Multidimensional Income Fund
Semiannual Report
Mutual Funds
June 30, 2021

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Diversified Income Plus Fund 6
Thrivent Multidimensional Income Fund 7
Shareholder Expense Example 8
Schedule of Investments
Thrivent Diversified Income Plus Fund 9
Thrivent Multidimensional Income Fund 41
Statement of Assets and Liabilities 55
Statement of Operations 56
Statement of Changes in Net Assets 57
Notes to Financial Statements 58
Financial Highlights 72
Additional Information 74

2
Dear Shareholder:

It has certainly been an interesting couple of quarters in the markets. I’m sure we’re all pleased to see the economy growing at a rapid clip and people returning to work as our society reopens.
Interest rates rose rapidly to begin the year as inflation picked up, but actually declined toward the end of the second quarter.
In the first half of 2021, we’ve also seen the rise, and sometimes fall, of so-called “meme” stocks.  And, of course, we’ve seen tremendous volatility in cryptocurrencies, such as Bitcoin. It can seem like a lot to process – and it is – but I’ll begin by taking a step back and sharing a personal story that may provide some perspective.
My elder son, Walter, got his first job this summer. He’s 15. It’s not that he hasn’t worked before – he’s mowed lawns, shoveled snow and other work for folks in our community. And, unfortunately last summer many businesses were still closed or at least not hiring young kids. This summer he is working as a lifeguard at a local pool. He’s a competitive swimmer, so being around a pool comes naturally to him.
When Walter received his first paycheck, I took the opportunity to share some lessons about personal finance. For example, as a young person, there’s probably nothing better you can do than save some of your paycheck and consider funding a Roth IRA. The potential investment gains can accumulate tax free over hopefully many decades, when certain Roth IRA rules are met.
At Thrivent, we take a long-term view of investing. We’re investors and not short-term traders. We invest in companies we believe in for the longer term. But this is where the current market environment can make it challenging to pass along this approach to investing, whether to a teenager or to the many adults with whom
I speak.
“Did you hear about Emily? She made a bunch of money investing in cryptocurrency.” Or, “my friend Jose bought GameStop options and now he’s rich!” In many cases, I suspect that the results have been exaggerated, but there’s no question that when one invests in a highly volatile asset, there is the potential for high returns (and big losses). The lesson I’d like to teach Walter is not to gamble or expect to make a bunch of money overnight. The odds of achieving one’s goals are a lot higher over a longer time period, but it’s always a temptation to want things now.
I’m not saying, however, that one shouldn’t take investment risk.
Most folks would benefit from working with their financial advisor to determine the level of risk that is appropriate for them. My caution about making large bets in highly volatile assets isn’t to say that one shouldn’t take investment risk, but rather that if one is going to take a given level of risk, it would be more effective over the long term to take such risk in a diversified portfolio.
Walter has an investment horizon of, I would hope, 70 years or more. He should take quite a bit of investment risk with his little nest egg (assuming he actually listens to me and saves some). We spend a lot of time, energy and resources and have entire teams of people at Thrivent who manage investment risk. As a long-term investor, I would personally prefer to take my investment risk by investing in companies we like that are growing or companies that we believe are undervalued or unappreciated rather than a short-
term gamble on a highly volatile asset.
By not making a big short-term bet, an investor can actually take more long-term risk and have the potential for attractive outcomes.
Even if an investor has a “quick win” by flipping a meme stock or other asset, that investor has to decide how to reinvest those proceeds. How many times do you want to flip a coin or otherwise make a binary bet? I’d much rather bet on a diversified portfolio that has a risk level that is appropriate for me and take those returns over the long term.
So, what is the message I want my son to learn as he works his first job? Don’t try to get rich quickly.  That can work occasionally, but only very rarely. There are no guarantees in investing but achieving your financial goals in a disciplined manner over time, especially with the help of a financial advisor, gives you much better odds
– even in an environment such as this year’s when a lot of assets seem frothy.
Our team of over 100 investment professionals at Thrivent thanks you for the confidence you’ve placed in us. It is a trust we take very seriously. I’ve done some virtual events with shareholders during the pandemic, which I’ve very much enjoyed. But I have to say that there’s nothing like meeting with folks in person, whether it’s in a church basement of a large community center, to share my thoughts and, more importantly, hear yours. I look forward to seeing you in person again.
Please stay safe, and on behalf of our entire Thrivent team, we wish you all the best for the remainder of 2021 and beyond.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

4
Dear Shareholder:

With the pandemic waning and the economy revving up, stocks
have continued to set new highs in 2021. The S&P 500® Index
moved up 14.41% in the first six months of 2021 (15.25% including dividends). (The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large
capitalization stocks.)
But the economic resurgence, along with rising consumer
sentiment and a strong recovery in the oil market, has triggered a surge in the cost of living. Over the 12-month period through June, the Consumer Price Index (CPI), which is a key measure of inflation, rose 5.4%, the largest one-year increase since 1992.
While mounting inflation could stall the economic recovery, Federal
Reserve (Fed) Chair Jerome Powell recently told Congress that he believes prices will “stop going up and ultimately start to decline”
as the recovery stabilizes.
Powell added: “This reflects, in part, the very low readings from early in the pandemic falling out of the calculation; the pass-
through of past increases in oil prices to consumer energy prices;
the rebound in spending as the economy continues to reopen; and
the exacerbating factor of supply bottlenecks, which have limited how quickly production in some sectors can respond in the near term. As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.”
Oil prices continued to rally in the second quarter, reaching their highest level in more than two years, as global travel continued to rebound. The price of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, moved up 24.19% in the second quarter, from $59.16 at the end of the March to $73.47 at the close of June. Through the first six months of 2021, the price of oil jumped 51.42%. Gasoline prices have also surged this year, with the average price per gallon rising from $2.31 at the end of 2020 to
$3.15 at the close of the second quarter – a 36.43% increase.
The Nasdaq Index was up 12.54% through the first half of 2021, from 13,246.87 at the end of 2020 to 14,503.95 at the June
close. (The Nasdaq – National Association of Securities Dealers
Automated Quotations – is an electronic stock exchange with more than 3,300 company listings.)
Economic Review
With businesses reopening, gross domestic product (GDP) grew at a rate of 6.4% (annualized) in the first quarter of 2021, according to the revised estimate by the Bureau of Economic Analysis issued
June 24, 2021. That follows GDP growth of 4.3% annualized in the fourth quarter of 2020.
According to the report, the GDP growth reflected increases in personal consumption expenditures (PCE), nonresidential fixed investment, federal government spending, residential fixed
investment, and state and local government spending.
The employment picture continued to brighten in the second
quarter, with 850,000 new jobs added in June,
although the unemployment rate was little changed, sliding from
6.0% at the end of the first quarter to 5.9% at the end of the second quarter, according to the Department of Labor (DOL).
Retail sales have begun to recover, as businesses have reopened.
Retail and food services sales for June were up 0.6% from the previous month, and 18.0% above June 2020, according to the
Department of Commerce retail report issued July 16. Total sales for the April 2021 through June 2021 period were up 31.5% from the same period a year ago. Clothing and clothing accessories stores were up 47.1% from June 2020, while food services and drinking places were up 40.2% from a year earlier. Auto sales were up 19.5% from a year earlier; building material sales were up 6.8%;
electronics and appliance stores were up 37.3%, and non-store retailers (primarily online) were up 12.0% from a year earlier.
Market Review
Eight of the 11 sectors of the S&P 500 made gains in 2020, led by Information Technology, up 43.89%, Consumer Discretionary,
up 33.30%, Communications Services, up 23.61%, and Materials,
up 20.73%. The three sectors that posted losses for the year were
Energy, down 33.68%, Real Estate, down 2.17%, and Financials, down 1.69% after making a strong recovery in the fourth quarter.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, was up 5.43% in 2020 after a strong fourth quarter rally.
Although yields were at historic lows, the bond market was solid in 2020, with the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, up 7.51%
for the year.
Our Outlook
Overall, the key supports to the economy and markets remain in place. However, valuations also remain very elevated, especially in the fixed-income market. With interest rates remaining stubbornly at levels that are well below reported or expected inflation, fixed-income returns will continue to be lackluster at best. But exceptionally low interest rates continue to be a bulwark against any significant correction in the equity markets.
We remain moderately overweighted in equities. But in such a high valuation market, with inflation signals flashing warning signs, Fed policy possibly being in transition, and growth likely peaking, we continue to believe this is not a time to be aggressively positioned in the portfolios.
Security selection, focusing on quality, durability, and solid fundamentals regardless of sector is expected to prevail as the second half of the year unfolds.
Outside the U.S. equity market, the developed markets, particularly
Asia and Europe, appear to be in a better position than the
emerging markets. Emerging markets may be challenged by rising interest rates, a stronger dollar and declining commodity markets.

As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

Thrivent Diversified Income Plus Fund
Stephen D. Lowe, CFA, Gregory R. Anderson, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Fund involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, LIBOR, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 45.4%
Short-Term Investments 18.8%
Common Stock 15.4%
Registered Investment
Companies 11.6%
Bank Loans 7.6%
Preferred Stock 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 8.5%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 5.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 4.8%
Thrivent Core International Equity Fund 3.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.7%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Government National Mortgage
Association 30-Yr. Pass Through 1.1%
Invesco Senior Loan ETF 1.1%
Microsoft Corporation 0.7%
These securities represent 31.1% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 19.1%
Affiliated Registered
Investment Companies 11.7%
Financials 11.2%
Consumer Discretionary 7.2%
Information Technology 6.7%
Communications Services 5.7%
Consumer Staples 5.4%
Collateralized Mortgage
Obligations 5.3%
Materials 4.8%
Energy 3.7%

Thrivent Multidimensional Income Fund
Gregory R. Anderson, CFA, Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Fund involves risks including interest rate, credit, high yield, preferred securities, closed-end fund, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, LIBOR, convertible securities, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, liquidity, derivatives, other funds, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
10.0%
SPDR Bloomberg Barclays High Yield
Bond ETF
4.6%
U.S. Treasury Notes
4.4%
U.S. Treasury Bonds
2.3%
iShares S&P U.S. Preferred Stock Index
Fund
1.9%
Invesco Senior Loan ETF
0.9%
BlackRock Core Bond Trust
0.7%
BlackRock Credit Allocation Income Trust
0.7%
SPDR Bloomberg Barclays Short Term
High Yield Bond ETF
0.7%
Bank of America Corporation
0.6%
These securities represent 26.8% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 23.0%
Unaffiliated Registered
Investment Companies 20.5%
Affiliated Fixed Income
Holdings 10.0%
Energy 6.7%
U.S. Government & Agencies 6.7%
Consumer Cyclical 6.4%
Communications Services 5.3%
Consumer Non-Cyclical 5.1%
Utilities 3.0%
Technology 2.8%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 1/1/2021
Ending Account
Value 6/30/2021
Expenses Paid
during Period
1/1/2021 - 6/30/2021
*
Annualized Expense
Ratio
Thrivent Diversified Income Plus Fund
Actual
Class A $1,000 $1,042 $4.72 0.93%
Class S $1,000 $1,044 $3.50 0.69%
Hypothetical
**
Class A $1,000 $1,020 $4.66 0.93%
Class S $1,000 $1,021 $3.46 0.69%
Thrivent Multidimensional Income Fund
Actual
Class S $1,000 $1,050 $4.32 0.85%
Hypothetical
**
Class S $1,000 $1,021 $4.26 0.85%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.0% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco, LLC, Term
Loan
$ 169,750
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 168,336
Hexion, Inc., Term Loan
643,899
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
642,824
INEOS US Petrochem, LLC, Term
Loan
990,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
986,595
Innophos Holdings, Inc., Term
Loan
641,875
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
639,738
Momentive Performance Materials
USA, LLC, Term Loan
610,540
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
606,217
Nouryon USA, LLC, Term Loan
1,490,881
3.133%,  (PRIME + 1.750%),
10/1/2025
b
1,478,775
Pixelle Specialty Solutions, LLC,
Term Loan
1,133,655
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,132,952
Sparta US HoldCo, LLC, Term
Loan
185,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
185,057
Venator Finance SARL, Term Loan
741,150
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
733,738
Total 6,574,232
Capital Goods (1.0%)
Flex Acquisition Company, Inc.,
Term Loan
1,292,022
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,278,663
265,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
263,731
Gemini HDPE, LLC, Term Loan
922,819
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
920,900
GFL Environmental, Inc., Term
Loan
995,000
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
995,139
Groupe Solmax, Inc., Term Loan
535,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
532,325
Mauser Packaging Solutions
Holding Company, Term Loan
916,269
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
893,509
Natgasoline, LLC, Term Loan
775,125
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
773,187
Navistar, Inc., Term Loan
1,301,288
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,301,287
Principal
Amount Bank Loans (9.0%)
a
Value
Capital Goods (1.0%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 452,803
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 451,671
646,750
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
642,132
Quikrete Holdings Inc., Term Loan
750,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
743,670
TransDigm, Inc., Term Loan
2,270,425
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,235,143
TricorBraun Holdings, Inc.,
Delayed Draw
211,171
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
209,509
TricorBraun Holdings, Inc., Term
Loan
938,830
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
931,441
Total 12,172,307
Communications Services (1.7%)
Altice France SA, Term Loan
571,200
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
560,964
Cablevision Lightpath, LLC, Term
Loan
930,325
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
930,325
CCI Buyer, Inc., Term Loan
239,400
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
239,656
CommScope, Inc., Term Loan
1,650,600
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,641,175
E.W. Scripps Company, Term Loan
428,950
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
428,414
Eagle Broadband Investments,
LLC, Term Loan
1,547,225
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,545,771
Entercom Media Corporation, Term
Loan
868,202
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
858,869
iHeartCommunications, Inc., Term
Loan
745,539
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
738,553
Intermediate Dutch Holdings, Term
Loan
568,575
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
569,183
Lumen Technologies, Inc., Term
Loan
657,200
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
647,835
Meredith Corporation, Term Loan
803,910
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
820,993

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.0%)
a
Value
Communications Services (1.7%) - continued
Metronet Systems Holdings, LLC,
Delayed Draw
$ 85,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
$ 84,936
Metronet Systems Holdings, LLC,
Term Loan
765,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
764,426
NEP Group, Inc., Term Loan
1,287,000
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,251,608
Nexstar Broadcasting, Inc., Term
Loan
1,450,445
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,446,413
ORBCOMM, Inc., Term Loan
670,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
668,325
Radiate Holdco, LLC, Term Loan
2,203,925
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,204,741
Terrier Media Buyer, Inc., Term
Loan
1,208,925
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,202,203
Univision Communications, Inc.,
Term Loan
625,000
0.000%,  (LIBOR 1M +
3.250%), 5/7/2028
b,c,d
622,138
Voyage Australia Property, Ltd.,
Term Loan
640,000
0.000%,  (LIBOR 1M +
3.500%), 5/27/2028
b,c,d,e
640,000
WideOpenWest Finance, LLC,
Term Loan
1,186,953
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,183,000
Xplornet Communications, Inc.,
Term Loan
956,814
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
956,470
Total 20,005,998
Consumer Cyclical (1.6%)
ACProducts Holdings, Inc., Term
Loan
1,205,000
4.417%,  (LIBOR 3M +
4.250%), 5/17/2028
b
1,198,119
Caesars Resort Collection, LLC,
Term Loan
1,235,663
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,238,752
Carnival Corporation, Term Loan
625,000
0.000%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
624,375
Cengage Learning, Inc., Term
Loan
610,149
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
610,478
1,250,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
1,250,788
Principal
Amount Bank Loans (9.0%)
a
Value
Consumer Cyclical (1.6%) - continued
CP Atlas Buyer, Inc., Term Loan
$ 758,100
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
$ 755,651
Golden Entertainment, Inc., Term
Loan
1,751,199
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,738,065
Golden Nugget, LLC, Term Loan
917,369
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
909,957
Harbor Freight Tools USA, Inc.,
Term Loan
1,203,950
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
1,203,143
LCPR Loan Financing, LLC, Term
Loan
790,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
790,498
Michaels Companies, Inc., Term
Loan
1,240,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,244,514
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
85,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
85,212
Osmosis Debt Merger Sub, Inc.,
Term Loan
680,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
681,700
Raptor Acquisition Corporation,
Term Loan
425,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
425,531
Scientific Games International,
Inc., Term Loan
3,283,700
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,259,072
Staples, Inc., Term Loan
350,919
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
344,652
571,683
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
556,322
Stars Group Holdings BV, Term
Loan
758,421
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
758,520
Tenneco, Inc., Term Loan
927,366
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
916,238
Truck Hero, Inc., Term Loan
209,475
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
209,370
Wyndham Hotels & Resorts, Inc.,
Term Loan
680,750
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
674,793
Total 19,475,750
Consumer Non-Cyclical (1.6%)
Adient US, LLC, Term Loan
330,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
329,898

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.0%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 1,607,399
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 1,599,973
Blue Ribbon, LLC, Term Loan
849,656
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
837,336
Chobani, LLC, Term Loan
481,363
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
482,166
City Brewing Company, LLC, Term
Loan
485,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,e
486,819
CNT Holdings I Corporation, Term
Loan
623,437
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
623,437
175,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
177,188
Dole Food Company, Inc., Term
Loan
1,255,499
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,253,929
Endo Luxembourg Finance
Company I Sarl, Term Loan
588,525
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
567,009
Gainwell Acquistion Corporation,
Term Loan
1,246,867
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,249,673
Global Medical Response, Inc.,
Term Loan
280,575
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
281,125
2,849,950
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,860,637
Lonza Specialty Ingredients, Term
Loan
1,165,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
1,165,629
MPH Acquisition Holdings, LLC,
Term Loan
2,283,977
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,277,239
Ortho-Clinical Diagnostics SA,
Term Loan
1,425,300
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
1,423,775
PetSmart, Inc., Term Loan
1,470,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,470,368
Precision Medicine Group, LLC,
Delayed Draw
118,846
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
118,400
Precision Medicine Group, LLC,
Term Loan
906,598
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
903,198
Principal
Amount Bank Loans (9.0%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 595,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
$ 592,275
Total 18,700,074
Energy (0.1%)
Calpine Corporation, Term Loan
1,203,950
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,195,125
Lealand Finance Company BV,
Term Loan
275,562
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
122,396
Total 1,317,521
Financials (0.5%)
Asurion, LLC, Term Loan
398,000
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
393,276
1,306,725
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
1,291,475
810,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
815,735
Digicel International Finance, Ltd.,
Term Loan
937,565
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
898,309
MoneyGram International, Inc.,
Term Loan
729,120
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
735,369
NCR Corporation, Term Loan
1,099,688
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
1,085,941
Northriver Midstream Finance, LP,
Term Loan
621,811
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
616,109
Tiger Acquisition, LLC, Term Loan
410,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
408,848
Total 6,245,062
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
986,743
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
962,489
Crown Subsea Communications
Holding, Inc., Term Loan
1,189,041
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,195,973
Gogo Intermediate Holdings, LLC,
Term Loan
1,065,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,062,338
Lummus Technology Holdings V,
LLC, Term Loan
633,413
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
629,226

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.0%)
a
Value
Technology (1.0%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 2,748,112
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
$ 2,745,117
Rackspace Technology Global,
Inc., Term Loan
1,770,562
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,760,010
Redstone Holdco 2 LP, Delayed
Draw
172,107
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
171,533
127,144
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
124,706
Redstone Holdco 2 LP, Term Loan
439,740
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
438,276
221,726
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
217,475
SS&C Technologies, Inc., Term
Loan
155,394
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
153,452
107,678
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
106,332
Zayo Group Holdings, Inc., Term
Loan
1,848,388
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,827,742
Total 11,394,669
Transportation (0.5%)
American Airlines, Inc., Term Loan
2,090,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,177,258
Genesee & Wyoming, Inc., Term
Loan
1,278,812
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,269,579
Hertz Corporation, Term Loan
335,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
334,581
63,135
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
63,056
SkyMiles IP, Ltd., Term Loan
1,245,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,314,334
United Airlines, Inc., Term Loan
633,413
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
641,153
Total 5,799,961
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
112,169
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
112,555
Blackstone CQP Holdco LP, Term
Loan
1,500,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,493,250
Principal
Amount Bank Loans (9.0%)
a
Value
Utilities (0.5%) - continued
Core and Main, LP, Term Loan
$ 825,075
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
$ 823,788
EnergySolutions, LLC, Term Loan
580,816
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
575,913
Exgen Renewables IV, LLC, Term
Loan
375,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
374,689
Osmose Utilities Services, Inc.,
Term Loan
265,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,c,d
263,675
PG&E Corporation, Term Loan
1,572,060
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
1,549,470
Talen Energy Supply, LLC, Term
Loan
453,150
3.854%,  (LIBOR 1M +
3.750%), 7/8/2026
b
416,617
Total 5,609,957
Total Bank Loans
(cost $107,123,262) 107,295,531
Principal
Amount Long-Term Fixed Income ( 53.9% ) Value
Asset-Backed Securities (2.4%)
510 Asset Backed 2021-NPL1
Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,g,h
800,000
522 Funding CLO, Ltd.
1,325,000
2.588%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,324,328
1,300,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,303,216
Arch Street CLO, Ltd.
1,300,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
1,300,017
Ares LVII CLO, Ltd.
1,250,000
4.526%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,254,363
Babson CLO, Ltd.
2,075,000
3.088%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
2,039,206
Benefit Street Partners CLO II, Ltd.
1,000,000
2.084%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
987,394
Cent CLO, LP
3,875,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
3,875,585

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Asset-Backed Securities (2.4%) - continued
Conn's Receivables Funding
$ 118,472
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
$ 118,572
Countrywide Asset-Backed
Certificates
23
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b
0
Dryden 36 Senior Loan Fund
1,025,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
1,025,072
Foundation Finance Trust
260,717
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
264,508
Galaxy XIX CLO, Ltd.
500,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
500,015
Harley Marine Financing, LLC
1,803,945
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,747,348
Longfellow Place CLO, Ltd.
2,000,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
2,000,166
Octagon Investment Partners 50,
Ltd.
1,550,000
4.484%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,554,407
Palmer Square Loan Funding, Ltd.
1,300,000
2.438%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,300,360
Saxon Asset Securities Trust
567,623
4.201%,  8/25/2035, Ser.
2004-2, Class MF2
b
563,036
TCI-Flatiron CLO, Ltd.
3,200,000
2.390%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
3,209,085
THL Credit Wind River CLO, Ltd.
1,575,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,571,365
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
349,777
Wind River CLO, Ltd.
950,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
950,294
Total 28,038,114
Basic Materials (1.0%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 75,759
Alcoa Nederland Holding BV
555,000 5.500%,  12/15/2027
g
602,064
Anglo American Capital plc
131,000 2.250%,  3/17/2028
g
132,451
Principal
Amount Long-Term Fixed Income (53.9%) Value
Basic Materials (1.0%) - continued
BWAY Holding Company
$ 310,000 5.500%,  4/15/2024
g
$ 313,100
Chemours Company
385,000 5.750%,  11/15/2028
g
411,861
Cleveland-Cliffs, Inc.
330,000 5.875%,  6/1/2027 346,912
210,000 4.625%,  3/1/2029
g,i
220,977
210,000 4.875%,  3/1/2031
g
220,500
Consolidated Energy Finance SA
375,000 6.875%,  6/15/2025
g
382,001
DuPont de Nemours, Inc.
130,000 4.725%,  11/15/2028 154,992
EI du Pont de Nemours &
Company
104,000 1.700%,  7/15/2025 106,655
First Quantum Minerals, Ltd.
705,000 7.500%,  4/1/2025
g
731,437
65,000 6.875%,  10/15/2027
g
70,831
Freeport-McMoRan, Inc.
470,000 4.125%,  3/1/2028 490,563
565,000 4.250%,  3/1/2030 605,256
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
g
217,237
Hecla Mining Company
160,000 7.250%,  2/15/2028 174,800
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
g
371,388
Ingevity Corporation
560,000 3.875%,  11/1/2028
g
555,800
Kraton Polymers, LLC
490,000 4.250%,  12/15/2025
g
499,800
LYB International Finance III, LLC
183,000 1.250%,  10/1/2025 182,543
Mercer International, Inc.
360,000 5.125%,  2/1/2029
g
370,440
Mosaic Company
73,000 3.250%,  11/15/2022 75,568
196,000 4.050%,  11/15/2027 219,750
Novelis Corporation
370,000 5.875%,  9/30/2026
g
384,894
210,000 4.750%,  1/30/2030
g
220,500
Nucor Corporation
75,000 2.000%,  6/1/2025 77,608
Nutrien, Ltd.
130,000 4.000%,  12/15/2026 146,489
OCI NV
569,000 4.625%,  10/15/2025
g
593,362
Olin Corporation
670,000 5.125%,  9/15/2027 696,800
SCIH Salt Holdings, Inc.
375,000 4.875%,  5/1/2028
g
374,955
Steel Dynamics, Inc.
89,000 2.400%,  6/15/2025 93,067
Syngenta Finance NV
264,000 5.182%,  4/24/2028
g
301,699
United States Steel Corporation
455,000 6.875%,  3/1/2029 486,850
Venator Finance SARL
370,000 5.750%,  7/15/2025
g
363,525

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Basic Materials (1.0%) - continued
Westlake Chemical Corporation
$ 130,000 3.600%,  8/15/2026 $ 141,684
Xstrata Finance Canada, Ltd.
213,000 4.950%,  11/15/2021
g
216,486
Total 11,630,604
Capital Goods (1.7%)
AECOM
605,000 5.125%,  3/15/2027 674,804
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
g
432,038
Ardagh Packaging Finance plc
334,000 6.000%,  2/15/2025
g
344,521
400,000 5.250%,  8/15/2027
g
408,000
Boeing Company
340,000 4.875%,  5/1/2025 380,959
222,000 2.196%,  2/4/2026 224,122
197,000 3.250%,  3/1/2028 206,698
262,000 5.150%,  5/1/2030 310,249
Bombardier, Inc.
400,000 7.500%,  3/15/2025
g
411,340
110,000 7.125%,  6/15/2026
g
115,170
380,000 7.875%,  4/15/2027
g
394,250
Brand Industrial Services, Inc.
185,000 8.500%,  7/15/2025
g
188,095
BWAY Holding Company
390,000 7.250%,  4/15/2025
g
382,200
Carrier Global Corporation
196,000 2.722%,  2/15/2030 203,196
Caterpillar Financial Services
Corporation
148,000 1.450%,  5/15/2025 151,657
Chart Industries, Inc., Convertible
310,000 1.000%,  11/15/2024
g
784,494
CNH Industrial Capital, LLC
89,000 1.950%,  7/2/2023 91,235
Cornerstone Building Brands, Inc.
520,000 6.125%,  1/15/2029
g
557,700
Covanta Holding Corporation
360,000 6.000%,  1/1/2027 374,400
125,000 5.000%,  9/1/2030 131,250
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
g
352,325
Crown Cork & Seal Company, Inc.
610,000 7.375%,  12/15/2026 747,250
General Electric Company
603,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,j
590,940
131,000 3.625%,  5/1/2030 146,075
GFL Environmental, Inc.
130,000 4.000%,  8/1/2028
g
128,421
375,000 3.500%,  9/1/2028
g
374,063
H&E Equipment Services, Inc.
400,000 3.875%,  12/15/2028
g
393,600
Honeywell International, Inc.
149,000 1.350%,  6/1/2025 151,747
Howmet Aerospace, Inc.
480,000 6.875%,  5/1/2025 558,710
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 223,854
Principal
Amount Long-Term Fixed Income (53.9%) Value
Capital Goods (1.7%) - continued
Jeld-Wen, Inc.
$ 450,000 4.625%,  12/15/2025
g
$ 458,442
John Deere Capital Corporation
135,000 2.050%,  1/9/2025 141,157
196,000 1.500%,  3/6/2028 194,811
KBR, Inc., Convertible
738,000 2.500%,  11/1/2023 1,157,184
Meritage Homes Corporation
198,000 3.875%,  4/15/2029
g
204,930
Meritor, Inc.
260,000 4.500%,  12/15/2028
g
263,575
NESCO Holdings II, Inc.
125,000 5.500%,  4/15/2029
g
130,469
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 238,953
Owens-Brockway Glass Container,
Inc.
340,000 5.875%,  8/15/2023
g
366,646
Parker-Hannifin Corporation
129,000 2.700%,  6/14/2024 135,916
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 212,514
Raytheon Technologies
Corporation
131,000 4.125%,  11/16/2028 150,723
Republic Services, Inc.
131,000 3.950%,  5/15/2028 149,024
Roper Technologies, Inc.
156,000 2.350%,  9/15/2024 163,606
149,000 1.000%,  9/15/2025 148,246
Siemens
Financieringsmaatschappij NV
196,000 1.700%,  3/11/2028
g
197,150
SRM Escrow Issuer, LLC
570,000 6.000%,  11/1/2028
g
604,200
Standard Industries, Inc.
540,000 4.375%,  7/15/2030
g
556,875
Sunpower Corporation,
Convertible
191,000 4.000%,  1/15/2023 269,558
Textron, Inc.
196,000 3.650%,  3/15/2027 217,123
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
g
165,800
TransDigm, Inc.
290,000 6.250%,  3/15/2026
g
305,950
1,130,000 5.500%,  11/15/2027 1,178,025
100,000 4.625%,  1/15/2029
g
100,035
United Rentals North America, Inc.
520,000 4.875%,  1/15/2028 551,460
310,000 4.000%,  7/15/2030 319,300
United Technologies Corporation
195,000 3.950%,  8/16/2025 216,876
W.W. Grainger, Inc.
153,000 1.850%,  2/15/2025 158,394
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
g
190,966

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Capital Goods (1.7%) - continued
WESCO Distribution, Inc.
$ 430,000 7.250%,  6/15/2028
g
$ 478,956
Total 20,060,227
Collateralized Mortgage Obligations (5.3%)
Alternative Loan Trust
684,904
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 546,058
Banc of America Alternative Loan
Trust
880,898
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 877,057
Banc of America Mortgage
Securities Trust
682,562
2.604%,  9/25/2035, Ser.
2005-H, Class 3A1
b
686,160
Bear Stearns Adjustable Rate
Mortgage Trust
159,855
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
162,913
Bellemeade Re, Ltd.
1,194,767
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,195,536
221,758
3.492%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
221,842
86,378
2.392%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
86,415
Business Jet Securities, LLC
520,284
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
529,679
CHL Mortgage Pass-Through Trust
973,704
2.764%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
894,863
458,437
2.586%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
475,329
1,302,639
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,002,729
CIM Trust
709,508
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
748,391
Citigroup Mortgage Loan Trust,
Inc.
1,410,245
2.880%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,409,185
Countrywide Alternative Loan Trust
668,650
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 662,382
302,224
2.745%,  10/25/2035, Ser.
2005-43, Class 4A1
b
286,808
225,704
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 217,185
952,197
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 484,720
Countrywide Home Loan
Mortgage Pass Through Trust
587,596
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
559,575
Principal
Amount Long-Term Fixed Income (53.9%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Credit Suisse First Boston
Mortgage Securities Corporation
$ 148,670
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 $ 149,889
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
1,057,372
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 1,065,109
453,194
2.028%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
449,061
Eagle Re, Ltd.
1,383,599
1.892%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
1,388,165
Federal Home Loan Mortgage
Corporation
2,578,306
3.500%,  8/15/2035, Ser.
345, Class C8
k
288,625
Federal Home Loan Mortgage
Corporation - REMIC
704,966
2.500%,  12/15/2022, Ser.
4155, Class AI
k
8,947
699,054
2.500%,  5/15/2027, Ser.
4106, Class HI
k
27,957
2,118,903
3.000%,  5/15/2027, Ser.
4046, Class GI
k
108,623
1,827,533
3.000%,  7/15/2027, Ser.
4084, Class NI
k
105,603
2,726,066
3.000%,  7/15/2027, Ser.
4074, Class IO
k
160,280
910,838
2.500%,  2/15/2028, Ser.
4162, Class AI
k
45,923
1,983,135
2.500%,  2/15/2028, Ser.
4161, Class UI
k
107,270
2,985,816
2.500%,  3/15/2028, Ser.
4177, Class EI
k
157,145
2,687,692
3.500%,  10/15/2032, Ser.
4119, Class KI
k
315,293
1,711,929
3.000%,  2/15/2033, Ser.
4170, Class IG
k
166,369
3,022,427
3.000%,  4/15/2033, Ser.
4203, Class DI
k
218,989
Federal National Mortgage
Association - REMIC
3,564,033
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
183,890
2,350,000
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
108,556
4,703,479
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
209,930
2,115,635
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
128,944
6,150,906
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
383,135
3,215,248
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
159,312
1,612,233
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
80,949
4,232,764
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
213,175
1,470,310
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
62,316
1,383,587
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
79,031

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
$ 858,713
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
$ 51,882
3,144,333
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
153,135
2,040,733
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
201,135
18,296,575
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
1,182,133
10,062,849
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
547,427
First Horizon Alternative Mortgage
Securities Trust
333,892
2.374%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
315,705
323,590
2.515%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
316,272
Genworth Mortgage Insurance
Corporation
422,100
1.992%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
422,101
1,000,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
1,004,075
GMAC Mortgage Corporation
Loan Trust
665,895
3.095%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
647,350
Government National Mortgage
Association
800,013
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
45,590
IndyMac IMJA Mortgage Loan
Trust
1,039,375
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 673,491
IndyMac INDX Mortgage Loan
Trust
2,305,534
0.512%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,182,027
J.P. Morgan Alternative Loan Trust
1,085,661
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 871,228
J.P. Morgan Mortgage Trust
119,416
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 130,229
479,548
2.889%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
420,304
Legacy Mortgage Asset Trust
1,789,813
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,801,406
Master Asset Securitization Trust
1,015,702
0.592%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
207,800
MASTR Alternative Loans Trust
470,102
0.542%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
64,999
Principal
Amount Long-Term Fixed Income (53.9%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 594,232
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 372,803
Merrill Lynch Mortgage Investors
Trust
1,013,852
2.975%,  6/25/2035, Ser.
2005-A5, Class M1
b
624,475
Oaktown Re II, Ltd.
516,383
1.642%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
516,505
Palmer Square Loan Funding, Ltd.
1,700,000
1.878%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,d,g
1,700,000
Preston Ridge Partners Mortgage
Trust, LLC
1,745,227
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,754,509
1,279,833
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,287,020
924,262
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
930,521
Pretium Mortgage Credit Partners,
LLC
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
e,g,h
1,250,000
Radnor RE, Ltd.
138,364
1.492%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
138,394
2,300,000
2.792%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
2,323,231
RCO Mortgage, LLC
984,242
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
986,500
Renaissance Home Equity Loan
Trust
1,464,567
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
816,191
Residential Accredit Loans, Inc.
Trust
729,465
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 719,781
383,686
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 383,073
448,775
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 437,240
864,016
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 829,482
808,226
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 794,045
Residential Asset Securitization
Trust
506,731
2.095%,  1/25/2034, Ser.
2004-IP1, Class A1
b
518,088
1,438,883
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,488,041

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Residential Funding Mortgage
Security I Trust
$ 528,123
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 508,997
Sequoia Mortgage Trust
709,149
2.862%,  9/20/2046, Ser.
2007-1, Class 4A1
b
548,516
Silver Hill Trust
1,089,426
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,115,602
Stanwich Mortgage Loan Trust
686,565
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
688,118
Starwood Mortgage Residential
Trust
1,600,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,651,716
Structured Adjustable Rate
Mortgage Loan Trust
295,407
3.087%,  7/25/2035, Ser.
2005-15, Class 4A1
b
274,994
221,158
3.176%,  9/25/2035, Ser.
2005-18, Class 1A1
b
178,988
Structured Asset Mortgage
Investments, Inc.
602,941
0.712%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
581,451
Toorak Mortgage Corporation
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,759,177
Toorak Mortgage Corporation, Ltd.
1,424,181
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
1,430,531
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
1,244,160
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,546,297
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
324,822
525,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
524,577
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
1,672,660
WaMu Mortgage Pass Through
Certificates
805,010
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
756,475
747,108
1.593%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
727,543
Washington Mutual Mortgage Pass
Through Certificates
1,109,547
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 646,099
Principal
Amount Long-Term Fixed Income (53.9%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 451,160
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 450,895
Total 63,159,119
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
1,250,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,259,402
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
3,499,560
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
488,757
Total 1,748,159
Communications Services (2.4%)
Altice France SA
130,000 8.125%,  2/1/2027
g
141,635
485,000 5.125%,  7/15/2029
g
487,376
AMC Networks, Inc.
460,000 4.250%,  2/15/2029 464,025
American Tower Corporation
125,000 3.375%,  5/15/2024 133,689
260,000 4.400%,  2/15/2026 293,561
196,000 3.800%,  8/15/2029 218,387
AT&T, Inc.
254,000 4.450%,  4/1/2024 277,354
260,000 1.700%,  3/25/2026 262,747
196,000 4.300%,  2/15/2030 226,542
Cable One, Inc., Convertible
173,000 1.125%,  3/15/2028
g
175,944
CCO Holdings, LLC
650,000 5.500%,  5/1/2026
g
672,035
620,000 5.125%,  5/1/2027
g
650,318
695,000 4.500%,  8/15/2030
g
723,644
Cengage Learning, Inc.
530,000 9.500%,  6/15/2024
g
542,587
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 247,242
139,000 4.908%,  7/23/2025 157,475
196,000 5.050%,  3/30/2029 231,513
Clear Channel Worldwide
Holdings, Inc.
455,000 7.750%,  4/15/2028
g
476,622
Comcast Corporation
56,000 3.700%,  4/15/2024 60,724
152,000 3.950%,  10/15/2025 170,313
156,000 2.350%,  1/15/2027 163,626
326,000 3.400%,  4/1/2030 359,854
Consolidated Communications,
Inc.
220,000 5.000%,  10/1/2028
g
223,025
Crown Castle International
Corporation
131,000 3.800%,  2/15/2028 145,552

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Communications Services (2.4%) - continued
CSC Holdings, LLC
$ 680,000 5.375%,  2/1/2028
g
$ 719,406
340,000 4.125%,  12/1/2030
g
337,875
Cumulus Media New Holdings,
Inc.
340,000 6.750%,  7/1/2026
g,i
355,725
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
g
170,538
Discovery Communications, LLC
148,000 2.950%,  3/20/2023 153,997
DISH DBS Corporation
330,000 7.375%,  7/1/2028 355,123
Entercom Media Corporation
330,000 6.500%,  5/1/2027
g
343,200
Fox Corporation
209,000 4.030%,  1/25/2024 226,412
130,000 4.709%,  1/25/2029 152,627
Front Range BidCo, Inc.
490,000 4.000%,  3/1/2027
g
486,629
340,000 6.125%,  3/1/2028
g
347,225
Frontier Communications
Corporation
300,000 5.875%,  10/15/2027
g
321,375
GCI, LLC
380,000 4.750%,  10/15/2028
g
388,930
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 224,250
iHeartCommunications, Inc.
385,000 4.750%,  1/15/2028
g
396,069
LCPR Senior Secured Financing
DAC
330,000 6.750%,  10/15/2027
g
355,641
Level 3 Financing, Inc.
580,000 4.625%,  9/15/2027
g
601,994
730,000 4.250%,  7/1/2028
g
740,775
Liberty Interactive, LLC,
Convertible
222,000 3.500%,  1/15/2031 254,323
Ligado Networks, LLC
199,975
0.000%,PIK 15.500%,
11/1/2023
f,g
197,063
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
g
240,718
Netflix, Inc.
148,000 5.875%,  2/15/2025 171,026
960,000 4.875%,  4/15/2028 1,116,000
Nexstar Escrow Corporation
520,000 5.625%,  7/15/2027
g
551,200
NTT Finance Corporation
156,000 1.162%,  4/3/2026
g
155,641
Omnicom Group, Inc.
196,000 4.200%,  6/1/2030 226,271
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
g
220,636
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
g
204,352
Scripps Escrow, Inc.
250,000 5.875%,  7/15/2027
g
258,837
Principal
Amount Long-Term Fixed Income (53.9%) Value
Communications Services (2.4%) - continued
SFR Group SA
$ 369,000 7.375%,  5/1/2026
g
$ 383,734
Sinclair Television Group, Inc.
570,000 5.500%,  3/1/2030
g
581,166
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
g
518,636
275,000 4.000%,  7/15/2028
g
283,250
Sprint Capital Corporation
585,000 6.875%,  11/15/2028 750,262
395,000 8.750%,  3/15/2032 600,400
Sprint Corporation
1,240,000 7.625%,  2/15/2025 1,473,281
Terrier Media Buyer, Inc.
270,000 8.875%,  12/15/2027
g
291,937
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 163,661
195,000 3.750%,  4/15/2027 215,475
261,000 3.875%,  4/15/2030 291,751
60,000 2.875%,  2/15/2031 59,550
United States Cellular Corporation
330,000 6.700%,  12/15/2033 404,250
Uniti Group, LP
125,000 4.750%,  4/15/2028
g
124,688
185,000 6.500%,  2/15/2029
g
185,463
Univision Communications, Inc.
680,000 6.625%,  6/1/2027
g
736,814
VeriSign, Inc.
295,000 4.750%,  7/15/2027 313,069
Verizon Communications, Inc.
131,000 0.750%,  3/22/2024 131,563
178,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
183,577
296,000 0.850%,  11/20/2025 292,759
260,000 2.100%,  3/22/2028 265,438
196,000 3.150%,  3/22/2030 211,635
131,000 2.550%,  3/21/2031 133,898
Viacom, Inc.
138,000 5.875%,  2/28/2057
b
140,443
Viasat, Inc.
540,000 5.625%,  9/15/2025
g
550,260
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
363,519
VTR Finance NV
250,000 6.375%,  7/15/2028
g
265,000
Walt Disney Company
260,000 1.750%,  1/13/2026 267,336
130,000 3.800%,  3/22/2030 148,455
Ziggo BV
632,000 5.500%,  1/15/2027
g
656,648
185,000 4.875%,  1/15/2030
g
189,625
Total 28,957,191
Consumer Cyclical (3.5%)
1011778 B.C., ULC
560,000 4.375%,  1/15/2028
g
567,700
Allied Universal Finance
Corporation
260,000 4.625%,  6/1/2028
g
260,939
Allied Universal Holdco, LLC
195,000 6.625%,  7/15/2026
g
206,745

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Cyclical (3.5%) - continued
$ 300,000 4.625%,  6/1/2028
g
$ 300,235
220,000 6.000%,  6/1/2029
g
223,034
Allison Transmission, Inc
535,000 3.750%,  1/30/2031
g
525,835
Amazon.com, Inc.
263,000 1.650%,  5/12/2028 265,245
131,000 1.500%,  6/3/2030 128,054
American Axle & Manufacturing,
Inc.
630,000 6.500%,  4/1/2027
i
667,800
American Honda Finance
Corporation
61,000 1.200%,  7/8/2025 61,426
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 127,063
Bloomin' Brands, Inc., Convertible
199,000 5.000%,  5/1/2025 482,451
BMW Finance NV
161,000 2.250%,  8/12/2022
g
164,425
Booking Holdings, Inc.,
Convertible
99,000 0.900%,  9/15/2021 107,514
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
g
383,875
Boyne USA, Inc.
285,000 4.750%,  5/15/2029
g
294,043
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
g
422,500
420,000 5.000%,  6/15/2029
g
423,150
Burlington Stores, Inc., Convertible
777,000 2.250%,  4/15/2025 1,234,459
Caesars Entertainment, Inc.
125,000 8.125%,  7/1/2027
g
139,025
Carnival Corporation
390,000 11.500%,  4/1/2023
g
438,906
130,000 7.625%,  3/1/2026
g
141,212
545,000 5.750%,  3/1/2027
g
570,887
Cedar Fair, LP
490,000 5.250%,  7/15/2029 504,700
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
g
253,504
Cinemark USA, Inc.
430,000 5.875%,  3/15/2026
g
449,973
Clarios Global, LP
185,000 8.500%,  5/15/2027
g
201,687
Colt Merger Sub, Inc.
830,000 6.250%,  7/1/2025
g
879,800
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 79,030
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
g
191,854
Dana, Inc.
395,000 5.625%,  6/15/2028 427,469
Darden Restaurants, Inc.
260,000 3.850%,  5/1/2027 288,857
Dick's Sporting Goods Inc.,
Convertible
311,000 3.250%,  4/15/2025 920,366
Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Cyclical (3.5%) - continued
Empire Communities Corporation
$ 390,000 7.000%,  12/15/2025
g
$ 409,500
Expedia Group, Inc.
195,000 4.625%,  8/1/2027 220,378
198,000 3.250%,  2/15/2030 206,820
Expedia Group, Inc., Convertible
282,000 Zero Coupon,  2/15/2026
g,i
304,560
Ford Motor Company
230,000 9.000%,  4/22/2025 283,560
130,000 9.625%,  4/22/2030 186,550
530,000 7.450%,  7/16/2031 696,950
Ford Motor Company, Convertible
1,056,000 Zero Coupon,  3/15/2026
g
1,167,540
Ford Motor Credit Company, LLC
1,300,000 4.063%,  11/1/2024 1,382,745
920,000 4.134%,  8/4/2025 983,241
Forestar Group, Inc.
250,000 3.850%,  5/15/2026
g
252,262
General Motors Company
148,000 6.125%,  10/1/2025 175,203
196,000 6.800%,  10/1/2027 246,875
General Motors Financial
Company, Inc.
141,000 3.150%,  6/30/2022 144,378
311,000 3.950%,  4/13/2024 334,575
56,000 2.900%,  2/26/2025 59,278
149,000 2.750%,  6/20/2025 156,881
270,000 5.700%,  9/30/2030
b,j
302,400
132,000 2.700%,  6/10/2031 132,475
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029
g
261,750
185,000 5.250%,  7/15/2031
g
193,325
Hanesbrands, Inc.
530,000 4.875%,  5/15/2026
g
572,400
Harley-Davidson Financial
Services, Inc.
240,000 4.050%,  2/4/2022
g
245,040
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
g
347,893
Hilton Domestic Operating
Company, Inc.
665,000 4.875%,  1/15/2030 709,887
Hilton Grand Vacations Borrower
Escrow, LLC
495,000 5.000%,  6/1/2029
g
506,137
Hyundai Capital America
105,000 1.800%,  10/15/2025
g
106,536
196,000 3.000%,  2/10/2027
g
207,643
International Game Technology plc
425,000 5.250%,  1/15/2029
g
455,813
KB Home
360,000 4.800%,  11/15/2029 390,049
Kohl's Corporation
195,000 3.375%,  5/1/2031 201,877
L Brands, Inc.
560,000 6.625%,  10/1/2030
g
648,200
130,000 6.875%,  11/1/2035 164,613
Landry's, Inc.
405,000 6.750%,  10/15/2024
g
409,139
Lennar Corporation
86,000 4.125%,  1/15/2022 86,860

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Cyclical (3.5%) - continued
$ 16,000 4.875%,  12/15/2023 $ 17,416
77,000 5.875%,  11/15/2024 87,511
148,000 4.750%,  5/30/2025 165,945
Live Nation Entertainment, Inc.
260,000 3.750%,  1/15/2028
g
261,149
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 219,079
264,000 4.500%,  4/15/2030 312,295
Magic MergerCo, Inc.
345,000 5.250%,  5/1/2028
g
353,946
Marriott International, Inc.
298,000 3.750%,  10/1/2025 321,044
198,000 4.625%,  6/15/2030 228,037
Mattamy Group Corporation
550,000 5.250%,  12/15/2027
g
574,750
McDonald's Corporation
392,000 3.800%,  4/1/2028 443,531
MGM Resorts International
844,000 5.750%,  6/15/2025 930,721
Netflix, Inc
129,000 5.875%,  11/15/2028 158,338
Nissan Motor Company, Ltd.
155,000 3.043%,  9/15/2023
g
161,660
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 221,311
Penn National Gaming, Inc.
370,000 4.125%,  7/1/2029
d,g
369,538
PetSmart, Inc.
300,000 4.750%,  2/15/2028
g
311,625
280,000 7.750%,  2/15/2029
g
308,700
Prime Security Services Borrower,
LLC
1,015,000 5.750%,  4/15/2026
g
1,121,240
Procter & Gamble Company
130,000 1.200%,  10/29/2030 123,970
Real Hero Merger Sub 2, Inc.
270,000 6.250%,  2/1/2029
g
280,044
Realogy Group, LLC
460,000 5.750%,  1/15/2029
g
480,879
Rite Aid Corporation
435,000 7.500%,  7/1/2025
g
440,438
Ross Stores, Inc.
131,000 1.875%,  4/15/2031 126,840
Royal Caribbean Cruises, Ltd.
520,000 9.125%,  6/15/2023
g
570,700
620,000 4.250%,  7/1/2026
g
619,225
200,000 5.500%,  4/1/2028
g
209,460
Scientific Games International, Inc.
510,000 5.000%,  10/15/2025
g
526,575
440,000 7.250%,  11/15/2029
g
496,320
SeaWorld Parks and
Entertainment, Inc.
260,000 9.500%,  8/1/2025
g
278,850
Six Flags Entertainment
Corporation
300,000 5.500%,  4/15/2027
g,i
309,399
Six Flags Theme Parks, Inc.
240,000 7.000%,  7/1/2025
g
258,648
Staples, Inc.
555,000 7.500%,  4/15/2026
g
574,833
Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Cyclical (3.5%) - continued
Target Corporation
$ 131,000 2.350%,  2/15/2030 $ 136,827
Tenneco, Inc.
445,000 5.000%,  7/15/2026
i
442,642
Toll Brothers Finance Corporation
297,000 5.875%,  2/15/2022 302,973
199,000 4.350%,  2/15/2028 218,403
Toyota Motor Credit Corporation
196,000 1.900%,  4/6/2028 199,702
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
g
290,577
Vista Outdoor, Inc.
460,000 4.500%,  3/15/2029
g
468,050
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
g
270,190
74,000 3.350%,  5/13/2025
g
79,854
Wyndham Destinations, Inc.
330,000 6.625%,  7/31/2026
g
373,890
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
g
202,451
Yum! Brands, Inc.
510,000 4.750%,  1/15/2030
g
552,080
ZF North America Capital, Inc.
260,000 4.750%,  4/29/2025
g
280,800
Total 41,169,552
Consumer Non-Cyclical (3.1%)
Abbott Laboratories
260,000 3.875%,  9/15/2025 290,089
AbbVie, Inc.
142,000 2.900%,  11/6/2022 146,720
162,000 2.800%,  3/15/2023 167,370
610,000 3.600%,  5/14/2025 665,630
261,000 3.200%,  11/21/2029 283,458
Agilent Technologies, Inc
131,000 2.300%,  3/12/2031 130,991
Albertson's Companies, Inc.
805,000 3.500%,  3/15/2029
g
795,944
250,000 4.875%,  2/15/2030
g
266,628
Altria Group, Inc.
158,000 4.400%,  2/14/2026 178,768
130,000 4.800%,  2/14/2029 150,720
Amgen, Inc.
196,000 2.450%,  2/21/2030 202,039
Anheuser-Busch Companies, LLC
160,000 3.650%,  2/1/2026 176,670
Anheuser-Busch InBev Worldwide,
Inc.
261,000 4.750%,  1/23/2029 310,920
Anthem, Inc.
221,000 2.375%,  1/15/2025 231,436
196,000 2.550%,  3/15/2031 201,984
Astrazeneca Finance, LLC
263,000 1.750%,  5/28/2028 262,746
AstraZeneca plc
259,000 0.700%,  4/8/2026 252,170
BAT Capital Corporation
117,000 3.222%,  8/15/2024 124,273

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Non-Cyclical (3.1%) - continued
BAT International Finance plc
$ 149,000 1.668%,  3/25/2026 $ 148,917
Bausch Health Companies, Inc.
70,000 5.000%,  1/30/2028
g
66,413
590,000 5.000%,  2/15/2029
g
550,175
Becton, Dickinson and Company
196,000 2.823%,  5/20/2030 205,285
Boston Scientific Corporation
192,000 3.450%,  3/1/2024 204,980
Bristol-Myers Squibb Company
260,000 3.200%,  6/15/2026 285,404
195,000 3.900%,  2/20/2028 222,990
Bunge, Ltd. Finance Corporation
265,000 2.750%,  5/14/2031 267,907
Cargill, Inc.
152,000 1.375%,  7/23/2023
g
154,818
Centene Corporation
229,000 5.375%,  8/15/2026
g
239,305
435,000 4.250%,  12/15/2027 458,381
210,000 4.625%,  12/15/2029 230,952
1,064,000 3.000%,  10/15/2030 1,093,026
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 469,775
Cigna Corporation
209,000 4.125%,  11/15/2025 234,214
Community Health Systems, Inc.
185,000 5.625%,  3/15/2027
g
197,488
260,000 6.000%,  1/15/2029
g
278,200
520,000 6.875%,  4/15/2029
g
544,164
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 170,008
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 279,896
CVS Health Corporation
142,000 2.750%,  12/1/2022 145,913
198,000 4.100%,  3/25/2025 219,532
261,000 4.300%,  3/25/2028 299,865
131,000 3.750%,  4/1/2030 146,598
DaVita, Inc.
610,000 4.625%,  6/1/2030
g
627,214
Diageo Capital plc
179,000 1.375%,  9/29/2025 181,935
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
g
275,600
Encompass Health Corporation
585,000 4.500%,  2/1/2028 606,920
Endo Finance, LLC
250,000 9.500%,  7/31/2027
g
255,000
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
g
445,458
Estee Lauder Companies, Inc.
130,000 1.950%,  3/15/2031 130,067
General Mills, Inc.
131,000 4.200%,  4/17/2028 151,015
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 211,206
H. J. Heinz Company
130,000 5.200%,  7/15/2045 161,387
HCA, Inc.
1,330,000 5.375%,  2/1/2025 1,500,240
Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Non-Cyclical (3.1%) - continued
$ 326,000 5.250%,  6/15/2026 $ 377,364
HLF Financing Sarl, LLC
500,000 4.875%,  6/1/2029
g
503,750
Illumina, Inc.
440,000 9.000%,  7/1/2028
g
490,609
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
g
172,631
Ionis Pharmaceuticals, Inc.,
Convertible
158,000 0.125%,  12/15/2024 146,839
Jazz Investments I, Ltd.,
Convertible
689,000 2.000%,  6/15/2026 916,370
JBS USA Food Company
100,000 5.750%,  1/15/2028
g
106,972
JBS USA, LLC
130,000 6.500%,  4/15/2029
g
146,089
580,000 5.500%,  1/15/2030
g
648,660
Keurig Dr Pepper, Inc.
261,000 2.250%,  3/15/2031 263,119
Kraft Foods Group, Inc.
650,000 5.000%,  6/4/2042 793,714
Kraft Heinz Foods Company
196,000 3.875%,  5/15/2027 215,360
640,000 4.625%,  1/30/2029 744,890
710,000 3.750%,  4/1/2030 779,026
345,000 4.250%,  3/1/2031 391,916
Kroger Company
130,000 4.500%,  1/15/2029 153,139
Mattel, Inc.
500,000 3.375%,  4/1/2026
g
518,750
McKesson Corporation
148,000 0.900%,  12/3/2025 145,827
130,000 3.950%,  2/16/2028 147,361
Medtronic, Inc.
54,000 3.500%,  3/15/2025 59,285
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
g
469,125
MPH Acquisition Holdings, LLC
290,000 5.750%,  11/1/2028
g
291,424
Mylan, Inc.
96,000 4.200%,  11/29/2023 102,963
Novartis Capital Corporation
153,000 1.750%,  2/14/2025 157,644
278,000 3.000%,  11/20/2025 301,503
Ortho-Clinical Diagnostics, Inc.
270,000 7.250%,  2/1/2028
g
294,908
Par Pharmaceutical, Inc.
620,000 7.500%,  4/1/2027
g
633,845
PepsiCo, Inc.
195,000 1.625%,  5/1/2030 191,688
Philip Morris International, Inc.
279,000 1.500%,  5/1/2025 284,417
Pilgrim's Pride Corporation
270,000 5.875%,  9/30/2027
g
287,550
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,g,j
349,280
Royalty Pharma plc
296,000 1.200%,  9/2/2025
g
293,305

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Consumer Non-Cyclical (3.1%) - continued
Scotts Miracle-Gro Company
$ 555,000 4.500%,  10/15/2029 $ 575,937
SEG Holding, LLC
540,000 5.625%,  10/15/2028
g
566,838
Simmons Foods, Inc.
450,000 4.625%,  3/1/2029
g
453,911
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
g
328,600
200,000 5.500%,  7/15/2030
g
215,500
Stryker Corporation
129,000 3.650%,  3/7/2028 145,109
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
g
405,900
Sysco Corporation
234,000 5.650%,  4/1/2025 271,079
131,000 5.950%,  4/1/2030 168,015
Tenet Healthcare Corporation
340,000 4.625%,  7/15/2024 344,998
1,055,000 5.125%,  11/1/2027
g
1,106,431
185,000 6.125%,  10/1/2028
g
197,143
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,979
305,000 2.800%,  7/21/2023 303,929
Thermo Fisher Scientific, Inc.
150,000 4.133%,  3/25/2025 166,307
130,000 4.497%,  3/25/2030 154,793
United Natural Foods, Inc.
390,000 6.750%,  10/15/2028
g
419,702
UnitedHealth Group, Inc.
326,000 3.850%,  6/15/2028 374,623
Upjohn, Inc.
149,000 1.650%,  6/22/2025
g
150,709
VRX Escrow Corporation
1,270,000 6.125%,  4/15/2025
g
1,301,750
Whirlpool Corporation
130,000 2.400%,  5/15/2031 131,065
Winnebago Industries, Inc.,
Convertible
411,000 1.500%,  4/1/2025 526,851
Zoetis, Inc.
144,000 3.250%,  2/1/2023 149,551
195,000 3.900%,  8/20/2028 221,707
Total 36,610,554
Energy (2.9%)
Antero Midstream Partners, LP
200,000 5.750%,  3/1/2027
g
208,000
Antero Resources Corporation
445,000 5.375%,  3/1/2030
g
454,180
Apache Corporation
125,000 4.875%,  11/15/2027 135,374
470,000 4.375%,  10/15/2028 500,315
145,000 5.100%,  9/1/2040 151,887
Archrock Partners, LP
380,000 6.250%,  4/1/2028
g
396,686
BP Capital Markets America, Inc.
95,000 2.520%,  9/19/2022 97,310
314,000 4.234%,  11/6/2028 364,112
Principal
Amount Long-Term Fixed Income (53.9%) Value
Energy (2.9%) - continued
BP Capital Markets plc
$ 320,000 4.875%,  3/22/2030
b,j
$ 351,360
Buckeye Partners, LP
285,000 4.125%,  3/1/2025
g
295,331
360,000 3.950%,  12/1/2026 366,300
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 333,916
Cenovus Energy, Inc.
356,000 5.375%,  7/15/2025 407,276
Centennial Resource Production,
LLC
390,000 6.875%,  4/1/2027
g,i
398,818
Cheniere Corpus Christi Holdings,
LLC
268,000 5.875%,  3/31/2025 307,147
Cheniere Energy Partners, LP
935,000 5.625%,  10/1/2026 970,062
132,000 4.500%,  10/1/2029 141,900
Cheniere Energy, Inc., Convertible
103,000 4.250%,  3/15/2045 86,747
Chevron Corporation
149,000 1.554%,  5/11/2025 152,680
Chevron USA, Inc.
152,000 3.900%,  11/15/2024 166,751
Cimarex Energy Company
260,000 4.375%,  6/1/2024 282,992
CNX Resources Corporation
235,000 6.000%,  1/15/2029
g
254,087
Comstock Resources, Inc.
310,000 5.875%,  1/15/2030
g
316,200
Continental Resources, Inc.
47,000 4.500%,  4/15/2023 48,907
396,000 4.375%,  1/15/2028 438,075
260,000 5.750%,  1/15/2031
g
311,350
Devon Energy Corporation
149,000 5.250%,  9/15/2024
g
165,970
264,000 4.500%,  1/15/2030
g
290,241
Diamondback Energy, Inc.
98,000 2.875%,  12/1/2024 103,508
65,000 3.125%,  3/24/2031 67,363
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
g
380,749
125,000 4.375%,  6/15/2031
g
127,724
Enagas SA
560,000 5.500%,  1/15/2028
g
569,800
Enbridge, Inc.
130,000 3.700%,  7/15/2027 143,383
1,144,000 6.250%,  3/1/2078
b
1,248,719
Encana Corporation
200,000 6.625%,  8/15/2037 266,856
Endeavor Energy Resources, LP
280,000 5.750%,  1/30/2028
g
298,550
Energean Israel Finance, Ltd.
375,000 4.500%,  3/30/2024
g
382,969
Energy Transfer Operating, LP
108,000 4.200%,  9/15/2023 115,517
371,000 5.875%,  1/15/2024 411,107
196,000 3.750%,  5/15/2030 212,912
Energy Transfer, LP
346,000 6.625%,  2/15/2028
b,j
338,647

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Energy (2.9%) - continued
EnLink Midstream Partners, LP
$ 460,000 4.850%,  7/15/2026 $ 476,100
235,000 5.600%,  4/1/2044 212,675
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 149,418
560,000 4.875%,  8/16/2077
b
549,718
EOG Resources, Inc.
96,000 2.625%,  3/15/2023 99,092
EQM Midstream Partners, LP
615,000 6.500%,  7/1/2027
g
685,725
EQT Corporation
125,000 3.125%,  5/15/2026
g
128,089
585,000 3.900%,  10/1/2027 626,681
EQT Corporation, Convertible
408,000 1.750%,  5/1/2026 679,565
Equinor ASA
92,000 2.875%,  4/6/2025 98,314
Exxon Mobil Corporation
259,000 2.992%,  3/19/2025 277,800
Genesis Energy, LP
200,000 6.500%,  10/1/2025 202,000
125,000 8.000%,  1/15/2027 131,328
Halliburton Company
130,000 2.920%,  3/1/2030 135,089
Harvest Midstream, LP
480,000 7.500%,  9/1/2028
g
521,280
Hess Corporation
92,000 3.500%,  7/15/2024 97,606
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
g
338,975
Hilcorp Energy I, LP
400,000 5.750%,  2/1/2029
g
417,000
Indigo Natural Resources, LLC
250,000 5.375%,  2/1/2029
g
261,250
ITT Holdings, LLC
355,000 6.500%,  8/1/2029
d,g
361,656
Kinder Morgan Energy Partners,
LP
193,000 3.450%,  2/15/2023 200,805
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 147,240
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 412,768
MPLX, LP
325,000 1.750%,  3/1/2026 328,504
Murphy Oil Corporation
370,000 5.875%,  12/1/2027 386,169
75,000 6.375%,  7/15/2028 79,076
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
g,i
460,600
National Fuel Gas Company
260,000 5.500%,  1/15/2026 300,826
Newfield Exploration Company
489,000 5.625%,  7/1/2024 544,461
132,000 5.375%,  1/1/2026 148,757
NGL Energy Operating, LLC
260,000 7.500%,  2/1/2026
g
273,000
NGL Energy Partners, LP
260,000 7.500%,  11/1/2023 256,100
Principal
Amount Long-Term Fixed Income (53.9%) Value
Energy (2.9%) - continued
NuStar Logistics, LP
$ 480,000 5.750%,  10/1/2025 $ 522,000
Oasis Petroleum, Inc.
310,000 6.375%,  6/1/2026
g
323,246
Occidental Petroleum Corporation
230,000 3.450%,  7/15/2024 234,600
770,000 2.900%,  8/15/2024 787,325
445,000 3.400%,  4/15/2026 455,013
125,000 8.500%,  7/15/2027 157,400
480,000 3.500%,  8/15/2029 481,728
260,000 6.450%,  9/15/2036 310,856
660,000 4.400%,  4/15/2046 633,930
ONEOK, Inc.
194,000 2.200%,  9/15/2025 199,371
Ovintiv, Inc.
130,000 7.375%,  11/1/2031 172,602
PBF Holding Company, LLC
380,000 9.250%,  5/15/2025
g
382,808
PDC Energy, Inc., Convertible
24,000 1.125%,  9/15/2021 23,791
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 187,872
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 395,684
Plains All American Pipeline, LP
150,000 6.125%,  11/15/2022
b,j
132,480
317,000 4.650%,  10/15/2025 354,654
Precision Drilling Corporation
310,000 6.875%,  1/15/2029
g
319,300
Range Resources Corporation
200,000 9.250%,  2/1/2026 220,500
200,000 8.250%,  1/15/2029
g
225,500
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 221,349
Schlumberger Finance Canada,
Ltd.
149,000 1.400%,  9/17/2025 150,637
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
g
92,529
Shell International Finance BV
95,000 2.375%,  4/6/2025 99,872
SM Energy Company
185,000 6.500%,  7/15/2028 190,088
Suncor Energy, Inc.
149,000 3.100%,  5/15/2025 159,202
Sunoco, LP
415,000 5.875%,  3/15/2028 440,938
Targa Resources Partners, LP
205,000 5.375%,  2/1/2027 213,456
140,000 5.000%,  1/15/2028 147,700
Teine Energy, Ltd.
375,000 6.875%,  4/15/2029
g
384,844
Transocean Guardian, Ltd.
315,375 5.875%,  1/15/2024
g,i
306,702
Transocean Proteus, Ltd.
132,000 6.250%,  12/1/2024
g
133,320
Transocean, Inc.
250,000 11.500%,  1/30/2027
g
267,174

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Energy (2.9%) - continued
USA Compression Partners, LP
$ 200,000 6.875%,  4/1/2026 $ 209,500
Vine Energy Holdings, LLC
250,000 6.750%,  4/15/2029
g
263,125
W&T Offshore, Inc.
325,000 9.750%,  11/1/2023
g
315,250
Weatherford International, Ltd.
265,000 8.750%,  9/1/2024
g
277,256
370,000 11.000%,  12/1/2024
g
384,800
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 145,324
Western Midstream Operating, LP
270,000 4.350%,  2/1/2025 285,279
390,000 3.950%,  6/1/2025 405,230
210,000 5.500%,  8/15/2048 228,562
Williams Companies, Inc.
131,000 2.600%,  3/15/2031 132,660
Total 35,024,902
Financials (6.7%)
AerCap Ireland Capital DAC
121,000 3.150%,  2/15/2024 127,005
200,000 6.500%,  7/15/2025 234,583
Air Lease Corporation
300,000 4.650%,  6/15/2026
b,j
310,875
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,g,j
276,740
130,000 2.850%,  1/26/2028
g
130,643
Ally Financial, Inc.
550,000 5.750%,  11/20/2025 631,487
600,000 4.700%,  5/15/2026
b,j
621,420
130,000 8.000%,  11/1/2031 186,816
American Express Company
64,000 3.700%,  8/3/2023 68,154
160,000 3.400%,  2/22/2024 171,158
American Homes 4 Rent, LP
132,000 2.375%,  7/15/2031
d
130,037
American International Group, Inc.
260,000 4.200%,  4/1/2028 298,891
Ares Capital Corporation
76,000 4.250%,  3/1/2025 81,929
301,000 3.875%,  1/15/2026 322,444
Ares Capital Corporation,
Convertible
256,000 4.625%,  3/1/2024 278,554
Athene Global Funding
211,000 4.000%,  1/25/2022
g
215,384
Australia and New Zealand
Banking Group, Ltd.
288,000 2.950%,  7/22/2030
b,g
299,621
Aviation Capital Group, LLC
200,000 5.500%,  12/15/2024
g
226,066
Avolon Holdings Funding, Ltd.
264,000 4.250%,  4/15/2026
g
286,090
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 7/19/2021
b,i,j
333,245
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
g
100,983
Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
Bank of America Corporation
$ 276,000 3.004%,  12/20/2023
b
$ 286,032
445,000 3.550%,  3/5/2024
b
467,551
325,000 4.200%,  8/26/2024 356,276
1,100,000 6.250%,  9/5/2024
b,j
1,216,875
160,000 3.458%,  3/15/2025
b
171,005
320,000 6.100%,  3/17/2025
b,j
359,318
373,000 1.319%,  6/19/2026
b
373,816
298,000 1.197%,  10/24/2026
b
295,145
640,000 5.875%,  3/15/2028
b,j
732,518
392,000 3.593%,  7/21/2028
b
431,571
132,000 2.087%,  6/14/2029
b
133,068
523,000 3.974%,  2/7/2030
b
593,072
261,000 2.687%,  4/22/2032
b
268,515
Bank of Montreal
278,000 3.300%,  2/5/2024 297,696
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,j
174,600
200,000 3.400%,  1/29/2028 222,893
Bank of Nova Scotia
480,000 4.900%,  6/4/2025
b,j
526,800
132,000 1.050%,  3/2/2026 130,596
Barclays plc
377,000 4.338%,  5/16/2024
b
401,952
250,000 8.000%,  6/15/2024
b,j
284,375
149,000 4.375%,  9/11/2024 162,616
179,000 2.852%,  5/7/2026
b
189,109
193,000 4.972%,  5/16/2029
b
225,998
BB&T Corporation
164,000 2.500%,  8/1/2024 172,853
BNP Paribas SA
188,000 2.819%,  11/19/2025
b,g
197,803
Boston Properties, LP
131,000 2.550%,  4/1/2032 131,812
BPCE SA
163,000 3.000%,  5/22/2022
g
166,927
152,000 2.375%,  1/14/2025
g
158,268
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 261,687
Canadian Imperial Bank of
Commerce
152,000 2.250%,  1/28/2025 158,738
CANPACK SA
500,000 3.125%,  11/1/2025
g
508,750
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 256,352
228,000 2.280%,  1/28/2026
b
236,432
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,j
142,975
Cascades USA, Inc.
285,000 5.125%,  1/15/2026
g
303,525
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,j
593,546
600,000 4.000%,  6/1/2026
b,j
625,500
196,000 2.000%,  3/20/2028 201,061
Chobani, LLC
560,000 4.625%,  11/15/2028
g
580,300
CIT Group, Inc.
260,000 5.250%,  3/7/2025 292,500

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
Citigroup, Inc.
$ 142,000 2.750%,  4/25/2022 $ 144,619
640,000 5.950%,  1/30/2023
b,j
672,867
664,000 5.000%,  9/12/2024
b,j
694,942
180,000 3.352%,  4/24/2025
b
191,799
107,000 5.950%,  5/15/2025
b,j
117,106
365,000 5.500%,  9/13/2025 425,148
315,000 4.000%,  12/10/2025
b,j
325,631
785,000 3.875%,  2/18/2026
b,j
801,681
451,000 1.122%,  1/28/2027
b
444,614
263,000 1.462%,  6/9/2027
b
261,868
522,000 4.075%,  4/23/2029
b
592,024
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,j
277,062
CNA Financial Corporation
190,000 3.950%,  5/15/2024 205,580
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,j
177,200
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
g
155,961
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
282,000 3.950%,  11/9/2022 295,210
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,g
149,614
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 272,260
Credit Acceptance Corporation
470,000 5.125%,  12/31/2024
g
487,037
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,g,j
328,050
131,000 3.250%,  1/14/2030
g
137,911
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
g
235,288
150,000 7.500%,  12/11/2023
b,g,j
166,401
157,000 2.593%,  9/11/2025
b,g
163,339
130,000 7.250%,  9/12/2025
b,g,j
146,965
135,000 2.193%,  6/5/2026
b,g
138,228
128,000 3.869%,  1/12/2029
b,g
140,950
Dai-ichi Life Insurance Company,
Ltd.
953,000 5.100%,  10/28/2024
b,g,i,j
1,051,874
Danske Bank AS
250,000 5.000%,  1/12/2023
b,g
255,468
Deutsche Bank AG
444,000 2.129%,  11/24/2026
b
450,530
132,000 3.035%,  5/28/2032
b
134,224
Discover Bank
260,000 4.682%,  8/9/2028
b
276,159
Diversified Healthcare Trust
310,000 4.375%,  3/1/2031 296,825
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
g
558,608
Duke Realty, LP
196,000 4.000%,  9/15/2028 222,987
ESH Hospitality, Inc.
380,000 5.250%,  5/1/2025
g
387,068
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 248,112
Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
Fifth Third Bancorp
$ 320,000 4.500%,  9/30/2025
b,j
$ 347,200
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 142,966
First Horizon Bank
198,000 5.750%,  5/1/2030 244,127
First Horizon National Corporation
179,000 3.550%,  5/26/2023 188,309
FNB Corporation
305,000 2.200%,  2/24/2023 309,774
Fortress Transportation
260,000 6.500%,  10/1/2025
g
270,075
Fortress Transportation and
Infrastructure Investors, LLC
65,000 5.500%,  5/1/2028
g
67,681
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 136,490
132,000 2.625%,  1/15/2027 130,500
FTI Consulting, Inc., Convertible
422,000 2.000%,  8/15/2023 602,194
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025 217,654
66,000 4.050%,  5/15/2027 74,698
131,000 4.400%,  5/15/2030 152,659
Global Net Lease, Inc.
520,000 3.750%,  12/15/2027
g
514,668
Goldman Sachs Group, Inc.
298,000 0.627%,  11/17/2023
b
298,089
825,000 5.500%,  8/10/2024
b,j
904,951
148,000 3.500%,  4/1/2025 160,565
223,000 4.250%,  10/21/2025 249,294
222,000 0.855%,  2/12/2026
b
220,371
150,000 3.800%,  5/10/2026
b,j
152,670
261,000 3.814%,  4/23/2029
b
291,898
131,000 3.800%,  3/15/2030 147,230
131,000 2.615%,  4/22/2032
b
133,825
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
202,000 4.125%,  9/1/2022 417,635
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 136,479
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
153,766
150,000 6.375%,  3/30/2025
b,j
167,220
187,000 2.633%,  11/7/2025
b
196,263
178,000 1.589%,  5/24/2027
b
178,343
332,000 6.500%,  3/23/2028
b,j
380,764
365,000 4.583%,  6/19/2029
b
421,852
470,000 4.600%,  12/17/2030
b,j
487,625
159,000 2.804%,  5/24/2032
b
163,174
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,j
512,400
Icahn Enterprises, LP
530,000 6.375%,  12/15/2025 545,211
300,000 6.250%,  5/15/2026 318,300
ING Groep NV
258,000 1.726%,  4/1/2027
b
260,203
Intercontinental Exchange, Inc.
149,000 0.700%,  6/15/2023 149,643

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
Iron Mountain, Inc.
$ 1,075,000 4.875%,  9/15/2027
g
$ 1,114,404
iStar, Inc.
465,000 4.250%,  8/1/2025 478,369
iStar, Inc., Convertible
335,000 3.125%,  9/15/2022 506,286
J.P. Morgan Chase & Company
330,000 5.150%,  5/1/2023
b,j
340,725
320,000 6.000%,  8/1/2023
b,j
340,200
320,000 6.750%,  2/1/2024
b,j
354,832
122,000 1.514%,  6/1/2024
b
124,405
454,000 5.000%,  8/1/2024
b,j
479,855
325,000 3.875%,  9/10/2024 354,273
378,000 4.023%,  12/5/2024
b
407,986
210,000 4.600%,  2/1/2025
b,j
217,623
149,000 2.083%,  4/22/2026
b
154,073
570,000 3.650%,  6/1/2026
b,j
570,798
371,000 1.045%,  11/19/2026
b
366,304
261,000 1.578%,  4/22/2027
b
262,352
392,000 4.005%,  4/23/2029
b
443,171
133,000 2.069%,  6/1/2029
b
134,046
523,000 4.493%,  3/24/2031
b
619,377
KeyBank NA
196,000 3.900%,  4/13/2029 219,533
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 293,687
KKR Real Estate Finance Trust,
Inc., Convertible
139,000 6.125%,  5/15/2023 148,584
Lincoln National Corporation
130,000 3.800%,  3/1/2028 145,313
300,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
264,750
Lloyds Banking Group plc
300,000 3.900%,  3/12/2024 325,093
120,000 7.500%,  6/27/2024
b,j
136,500
260,000 1.627%,  5/11/2027
b
260,134
247,000 6.657%,  5/21/2037
b,g,j
345,616
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
g
311,386
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,g
261,995
Mastercard, Inc.
131,000 1.900%,  3/15/2031 132,408
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,j
336,400
640,000 5.875%,  3/15/2028
b,i,j
737,786
MGM Growth Properties Operating
Partnership, LP
530,000 4.625%,  6/15/2025
g
566,236
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 298,999
Mitsubishi UFJ Financial Group,
Inc.
241,000 2.623%,  7/18/2022 246,936
160,000 3.407%,  3/7/2024 171,460
179,000 1.412%,  7/17/2025 180,709
196,000 3.741%,  3/7/2029 221,053
Mizuho Financial Group, Inc.
241,000 2.721%,  7/16/2023
b
246,731
196,000 3.153%,  7/16/2030
b
210,924
Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
Morgan Stanley
$ 110,000 4.875%,  11/1/2022 $ 116,210
311,000 4.100%,  5/22/2023 331,149
149,000 0.560%,  11/10/2023
b
149,188
160,000 2.720%,  7/22/2025
b
168,284
104,000 5.000%,  11/24/2025 119,899
302,000 2.188%,  4/28/2026
b
313,567
148,000 0.985%,  12/10/2026
b
145,665
260,000 1.593%,  5/4/2027
b
261,840
392,000 3.622%,  4/1/2031
b
437,572
MPT Operating Partnership, LP
320,000 5.250%,  8/1/2026 329,600
140,000 4.625%,  8/1/2029 149,864
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 133,150
Natwest Group plc
163,000 6.125%,  12/15/2022 175,375
26,000 6.100%,  6/10/2023 28,490
131,000 4.892%,  5/18/2029
b
153,415
Navient Corporation
250,000 5.500%,  1/25/2023 263,675
NFP Corporation
160,000 6.875%,  8/15/2028
g
168,434
Nippon Life Insurance Company
640,000 5.100%,  10/16/2044
b,g
705,600
480,000 3.400%,  1/23/2050
b,g
498,000
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 143,130
130,000 3.375%,  2/1/2031 133,547
OneMain Finance Corporation
185,000 3.500%,  1/15/2027 186,388
Owl Rock Technology Finance
Corporation
68,000 4.750%,  12/15/2025
g
74,760
196,000 3.750%,  6/17/2026
g
206,095
Park Intermediate Holdings, LLC
275,000 4.875%,  5/15/2029
g
284,474
PayPal Holdings, Inc.
193,000 1.650%,  6/1/2025 198,076
129,000 2.850%,  10/1/2029 139,122
PennyMac Financial Services, Inc.
320,000 4.250%,  2/15/2029
g
308,291
Pine Street Trust I
130,000 4.572%,  2/15/2029
g
148,874
Playtika Holding Corporation
245,000 4.250%,  3/15/2029
g
244,831
PNC Bank NA
130,000 2.700%,  10/22/2029 137,653
Provident Financing Trust I
155,000 7.405%,  3/15/2038 187,640
Prudential Financial, Inc.
332,000 5.625%,  6/15/2043
b
356,287
786,000 5.200%,  3/15/2044
b
843,499
160,000 3.700%,  10/1/2050
b
166,800
Quicken Loans, LLC
310,000 3.625%,  3/1/2029
g
306,125
Radian Group, Inc.
250,000 4.875%,  3/15/2027 271,875
Regions Financial Corporation
142,000 3.800%,  8/14/2023 151,407
320,000 5.750%,  6/15/2025
b,i,j
357,600

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
Reinsurance Group of America,
Inc.
$ 212,000 4.700%,  9/15/2023 $ 230,376
Royal Bank of Scotland Group plc
320,000 8.625%,  8/15/2021
b,j
322,310
182,000 4.269%,  3/22/2025
b
197,412
197,000 3.754%,  11/1/2029
b
209,313
Santander Holdings USA, Inc.
261,000 3.450%,  6/2/2025 280,477
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
199,694
196,000 3.823%,  11/3/2028
b
215,530
Service Properties Trust
330,000 4.500%,  6/15/2023 338,250
170,000 4.750%,  10/1/2026 167,875
260,000 5.500%,  12/15/2027 277,480
Simon Property Group, LP
206,000 2.000%,  9/13/2024 213,368
264,000 2.650%,  7/15/2030 273,437
Societe Generale SA
188,000 2.625%,  10/16/2024
g
196,296
320,000 8.000%,  9/29/2025
b,g,j
376,800
177,000 1.488%,  12/14/2026
b,g
175,392
Springleaf Finance Corporation
820,000 6.875%,  3/15/2025 925,452
Standard Chartered plc
223,000 1.319%,  10/14/2023
b,g
224,920
177,000 0.991%,  1/12/2025
b,g
176,443
Starwood Property Trust, Inc.,
Convertible
270,000 4.375%,  4/1/2023 289,251
State Street Corporation
157,000 2.354%,  11/1/2025
b
165,015
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,g
618,300
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 144,603
188,000 2.448%,  9/27/2024 197,199
196,000 3.544%,  1/17/2028 216,669
196,000 2.142%,  9/23/2030 191,144
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
g
148,015
Summit Hotel Properties, Inc.,
Convertible
235,000 1.500%,  2/15/2026 242,168
SVB Financial Group
420,000 4.000%,  5/15/2026
b,j
427,476
Synchrony Financial
160,000 4.250%,  8/15/2024 174,837
260,000 3.700%,  8/4/2026 283,888
Truist Bank
134,000 2.250%,  3/11/2030 135,945
Truist Financial Corporation
720,000 4.950%,  9/1/2025
b,j
790,920
132,000 1.887%,  6/7/2029
b
132,400
UBS AG
235,000 5.125%,  5/15/2024 259,088
United Wholesale Mortgage, LLC
245,000 5.500%,  4/15/2029
g
244,944
Principal
Amount Long-Term Fixed Income (53.9%) Value
Financials (6.7%) - continued
USB Realty Corporation
$ 664,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
$ 517,920
Ventas Realty, LP
163,000 3.750%,  5/1/2024 174,877
VEREIT Operating Partnership, LP
132,000 4.875%,  6/1/2026 152,113
196,000 3.950%,  8/15/2027 220,774
VICI Properties, LP
240,000 4.250%,  12/1/2026
g
249,653
140,000 3.750%,  2/15/2027
g
142,397
240,000 4.625%,  12/1/2029
g
255,000
Wells Fargo & Company
325,000 4.125%,  8/15/2023 349,477
130,000 1.654%,  6/2/2024
b
132,780
311,000 2.406%,  10/30/2025
b
325,390
490,000 3.900%,  3/15/2026
b,j
507,297
226,000 2.188%,  4/30/2026
b
234,632
307,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
296,920
560,000
1.184%,  (LIBOR 3M +
1.000%), 4/15/2027
b
549,154
261,000 3.584%,  5/22/2028
b
287,541
261,000 4.478%,  4/4/2031
b
308,498
Welltower, Inc.
132,000 2.050%,  1/15/2029 132,182
196,000 2.800%,  6/1/2031 202,523
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
215,382
Willis North America, Inc.
261,000 4.500%,  9/15/2028 301,480
Total 79,145,967
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
g
182,272
Total 182,272
Mortgage-Backed Securities (19.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,569,104 3.000%,  3/25/2050 3,723,581
1,746,985 3.000%,  4/1/2050 1,824,874
1,566,591 3.500%,  7/1/2047 1,657,968
Federal National Mortgage
Association
875,419 4.500%,  5/1/2048 945,340
2,537,729 3.500%,  10/1/2048 2,673,174
1,031,970 3.500%,  6/1/2049 1,089,261
2,902,272 3.500%,  8/1/2049 3,063,145
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,625,000 1.500%,  7/1/2036
d
15,813,293
59,140,000 2.000%,  7/1/2036
d
60,998,521
29,700,000 2.500%,  7/1/2036
d
30,970,371
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
55,150,000 2.500%,  7/1/2050
d
57,041,473

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Mortgage-Backed Securities (19.1%) -
continued
$ 32,000,000 2.000%,  7/1/2051
d
$ 32,310,000
2,038,840 4.000%,  7/1/2048 2,173,011
Government National Mortgage
Association 30-Yr. Pass Through
12,075,000 2.500%,  7/1/2051
d
12,495,738
Total 226,779,750
Technology (1.6%)
Akamai Technologies, Inc.,
Convertible
71,000 0.125%,  5/1/2025 92,797
831,000 0.375%,  9/1/2027 961,467
Apple, Inc.
392,000 2.200%,  9/11/2029 407,538
Baidu, Inc.
184,000 3.075%,  4/7/2025 194,295
Banff Merger Sub, Inc.
185,000 9.750%,  9/1/2026
g
194,712
Broadcom Corporation
261,000 3.125%,  1/15/2025 278,600
196,000 3.875%,  1/15/2027 216,576
Broadcom, Inc.
260,000 5.000%,  4/15/2030 306,741
CDW, LLC
285,000 4.250%,  4/1/2028 299,250
CommScope Technologies
Finance, LLC
531,000 6.000%,  6/15/2025
g
542,284
CommScope, Inc.
270,000 7.125%,  7/1/2028
g
292,612
Dell International, LLC
280,000 5.450%,  6/15/2023 303,762
196,000 5.850%,  7/15/2025 229,950
196,000 5.300%,  10/1/2029 236,500
Diamond Sports Group, LLC
550,000 6.625%,  8/15/2027
g
270,124
Fiserv, Inc.
207,000 2.750%,  7/1/2024 218,382
261,000 4.200%,  10/1/2028 300,029
Gartner, Inc.
245,000 3.625%,  6/15/2029
g
248,675
415,000 3.750%,  10/1/2030
g
424,591
Global Payments, Inc.
82,000 2.650%,  2/15/2025 86,398
131,000 3.200%,  8/15/2029 140,217
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 167,833
InterDigital, Inc., Convertible
126,000 2.000%,  6/1/2024 139,466
Intuit, Inc.
149,000 0.950%,  7/15/2025 149,303
J2 Global, Inc., Convertible
456,000 1.750%,  11/1/2026
g
581,126
Jabil, Inc.
130,000 1.700%,  4/15/2026 130,963
Lumentum Holdings, Inc.,
Convertible
410,000 0.250%,  3/15/2024 597,321
Principal
Amount Long-Term Fixed Income (53.9%) Value
Technology (1.6%) - continued
Marvell Technology, Inc.
$ 142,000 4.200%,  6/22/2023
g
$ 150,961
132,000 2.950%,  4/15/2031
g
136,801
Microchip Technology, Inc.,
Convertible
205,000 1.625%,  2/15/2027 456,248
Micron Technology, Inc.
249,000 4.975%,  2/6/2026 286,197
NCR Corporation
720,000 6.125%,  9/1/2029
g
784,800
NortonLifeLock, Inc., Convertible
328,000 2.000%,  8/15/2022
g
450,016
Nuance Communications, Inc.,
Convertible
428,000 1.250%,  4/1/2025 1,189,326
NVIDIA Corporation
65,000 2.850%,  4/1/2030 70,361
NXP Funding, LLC
122,000 4.875%,  3/1/2024
g
134,298
72,000 2.700%,  5/1/2025
g
75,933
131,000 4.300%,  6/18/2029
g
150,194
Open Text Corporation
420,000 4.125%,  2/15/2030
g
428,316
Oracle Corporation
326,000 2.500%,  4/1/2025 342,443
327,000 2.950%,  4/1/2030 344,467
Panasonic Corporation
241,000 2.536%,  7/19/2022
g
245,765
PTC, Inc.
210,000 3.625%,  2/15/2025
g
216,300
215,000 4.000%,  2/15/2028
g
222,095
Qorvo, Inc.
330,000 3.375%,  4/1/2031
g
343,933
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
g,i
374,125
Salesforce.com, Inc.
133,000 1.950%,  7/15/2031
d
133,018
Seagate HDD Cayman
156,000 4.250%,  3/1/2022
i
158,925
480,000 3.375%,  7/15/2031
g
463,824
Sensata Technologies, Inc.
615,000 3.750%,  2/15/2031
g
608,130
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
g
146,125
SS&C Technologies, Inc.
830,000 5.500%,  9/30/2027
g
879,551
Switch, Ltd.
410,000 3.750%,  9/15/2028
g
415,125
Tencent Holdings, Ltd.
157,000 2.880%,  4/22/2031
g
162,331
Teradyne, Inc., Convertible
196,000 1.250%,  12/15/2023 830,305
Texas Instruments, Inc.
213,000 1.375%,  3/12/2025 217,453
Verint Systems, Inc., Convertible
188,000 0.250%,  4/15/2026
g
184,343

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Technology (1.6%) - continued
Vishay Intertechnology, Inc.,
Convertible
$ 383,000 2.250%,  6/15/2025 $ 402,636
Total 19,015,857
Transportation (0.8%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
312,420
Air Lease Corporation
152,000 2.300%,  2/1/2025 157,135
131,000 3.125%,  12/1/2030 133,084
Air Transport Services Group, Inc.,
Convertible
198,000 1.125%,  10/15/2024 200,732
American Airlines, Inc.
360,000 11.750%,  7/15/2025
g
451,800
750,000 5.500%,  4/20/2026
g
794,062
90,000 5.750%,  4/20/2029
g
97,312
Avis Budget Car Rental, LLC
320,000 5.375%,  3/1/2029
g,i
333,200
CSX Corporation
131,000 4.250%,  3/15/2029 152,283
Delta Air Lines, Inc.
365,000 7.000%,  5/1/2025
g
425,951
297,635 4.500%,  10/20/2025
g
319,845
264,000 4.750%,  10/20/2028
g
293,504
FedEx Corporation
130,000 2.400%,  5/15/2031 132,304
Greenbrier Companies, Inc.,
Convertible
188,000 2.875%,  4/15/2028
g
196,178
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 97,475
JetBlue Airways Corporation,
Convertible
438,000 0.500%,  4/1/2026
g
436,467
Meritor, Inc., Convertible
710,000 3.250%,  10/15/2037 753,523
Mileage Plus Holdings, LLC
335,000 6.500%,  6/20/2027
g
368,835
Penske Truck Leasing Company,
LP
148,000 1.200%,  11/15/2025
g
146,589
128,000 1.700%,  6/15/2026
g
128,847
Southwest Airlines Company
133,000 5.125%,  6/15/2027 156,471
130,000 2.625%,  2/10/2030 133,055
Southwest Airlines Company,
Convertible
545,000 1.250%,  5/1/2025 825,334
Union Pacific Corporation
165,000 3.750%,  7/15/2025 182,821
131,000 2.150%,  2/5/2027 135,860
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 92,663
United Airlines, Inc.
410,000 4.375%,  4/15/2026
g
424,424
410,000 4.625%,  4/15/2029
g
424,350
XPO Logistics, Inc.
390,000 6.125%,  9/1/2023
g
392,925
Principal
Amount Long-Term Fixed Income (53.9%) Value
Transportation (0.8%) - continued
$ 248,000 6.750%,  8/15/2024
g
$ 257,610
Total 8,957,059
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
1,290,000 1.125%,  2/15/2031 1,252,308
U.S. Treasury Notes
4,330,000 0.125%,  2/28/2023 4,324,587
3,190,000 0.125%,  4/30/2023 3,184,019
5,100,000 0.125%,  2/15/2024 5,067,129
5,550,000 0.500%,  3/31/2025 5,522,467
4,390,000 0.500%,  2/28/2026 4,323,464
1,780,000 0.500%,  4/30/2027 1,726,391
2,410,000 1.125%,  2/29/2028 2,402,845
Total 27,803,210
Utilities (1.0%)
AES Corporation
78,000 3.950%,  7/15/2030
g
85,293
Ameren Corporation
132,000 1.750%,  3/15/2028 130,620
American Electric Power
Company, Inc.
131,000 2.300%,  3/1/2030 132,398
Berkshire Hathaway Energy
Company
181,000 4.050%,  4/15/2025 200,971
Calpine Corporation
590,000 4.500%,  2/15/2028
g
601,800
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 171,498
198,000 1.450%,  6/1/2026 198,141
197,000 2.650%,  6/1/2031 200,675
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 172,791
495,000 4.650%,  12/15/2024
b,j
525,937
130,000 3.375%,  4/1/2030 141,558
DTE Energy Company
130,000 3.800%,  3/15/2027 144,635
Duke Energy Corporation
150,000 4.875%,  9/16/2024
b,j
159,375
260,000 3.150%,  8/15/2027 280,593
131,000 2.450%,  6/1/2030 132,456
Edison International
157,000 4.950%,  4/15/2025 173,820
Energy Transfer, LP
290,000 6.500%,  11/15/2026
b,j
295,655
Entergy Corporation
149,000 0.900%,  9/15/2025 147,010
130,000 1.900%,  6/15/2028 129,811
Evergy, Inc.
162,000 2.450%,  9/15/2024 169,653
Exelon Corporation
130,000 4.050%,  4/15/2030 148,062
FirstEnergy Corporation
214,000 3.350%,  7/15/2022 217,531
Georgia Power Company
94,000 2.100%,  7/30/2023 97,071

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.9%) Value
Utilities (1.0%) - continued
Jersey Central Power & Light
Company
$ 66,000 2.750%,  3/1/2032
g
$ 66,996
NextEra Energy Capital Holdings,
Inc.
130,000 2.250%,  6/1/2030 131,014
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
g
580,937
NextEra Energy Partners, LP,
Convertible
412,000 Zero Coupon,  11/15/2025
g
443,312
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,j
319,875
130,000 2.950%,  9/1/2029 137,702
NRG Energy, Inc.
148,000 2.000%,  12/2/2025
g
150,127
455,000 3.375%,  2/15/2029
g
445,340
NRG Energy, Inc., Convertible
108,000 2.750%,  6/1/2048 125,496
Pacific Gas and Electric Company
196,000 3.750%,  2/15/2024 205,460
196,000 2.100%,  8/1/2027 190,352
PG&E Corporation
270,000 5.000%,  7/1/2028 273,002
210,000 5.250%,  7/1/2030 211,995
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 124,140
Sempra Energy
320,000 4.875%,  10/15/2025
b,j
347,200
196,000 3.400%,  2/1/2028 215,368
Southern Company
469,000 4.000%,  1/15/2051
b
495,968
432,000 3.750%,  9/15/2051
b
434,765
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 524,953
Talen Energy Supply, LLC
270,000 7.625%,  6/1/2028
g
252,642
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
g
550,550
TransCanada Trust
600,000 5.875%,  8/15/2076
b
669,750
Vistra Operations Company, LLC
500,000 5.000%,  7/31/2027
g
513,315
Xcel Energy, Inc.
131,000 4.000%,  6/15/2028 149,099
Total 12,216,712
Total Long-Term Fixed Income
(cost $627,068,727) 640,499,249
Shares Common Stock ( 18.2% ) Value
Communications Services (1.5%)
5,672 Activision Blizzard, Inc. 541,336
1,764 Alphabet, Inc., Class A
m
4,307,318
561 Alphabet, Inc., Class C
m
1,406,046
16,444 AT&T, Inc. 473,258
2,920 Charter Communications, Inc.
m
2,106,634
20,409 Comcast Corporation 1,163,721
10,326 Discovery, Inc., Class A
i,m
316,802
Shares Common Stock (18.2%) Value
Communications Services (1.5%) - continued
8,525 DISH Network Corporation
m
$ 356,345
3,245 Electronic Arts, Inc. 466,728
7,563 Facebook, Inc.
m
2,629,731
6,602 Live Nation Entertainment, Inc.
m
578,269
524 Lumen Technologies, Inc. 7,121
1,809 Match Group, Inc.
m
291,701
1,602 Omnicom Group, Inc. 128,144
19,728 QuinStreet, Inc.
m
366,546
25 Roku, Inc.
m
11,481
19,326 Twitter, Inc.
m
1,329,822
20,289 Verizon Communications, Inc. 1,136,793
3,234 ViacomCBS, Inc. 146,177
320 Walt Disney Company
m
56,246
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
72,231
2,829 Zillow Group, Inc.
m
346,637
Total 18,239,087
Consumer Discretionary (2.1%)
1,683 Amazon.com, Inc.
m
5,789,789
10,252 Aptiv plc
m
1,612,947
300 AutoZone, Inc.
m
447,666
14,149 Bloomin' Brands, Inc.
m
384,004
225 Booking Holdings, Inc.
m
492,320
505 Burlington Stores, Inc.
m
162,605
4,011 Caesars Entertainment, Inc.
m
416,141
1,459 Carvana Company
m
440,355
6,608 Cedar Fair, LP
m
296,237
756 Chipotle Mexican Grill, Inc.
m
1,172,057
1,857 Clarus Corporation 47,725
10,012 Cooper-Standard Holdings, Inc.
m
290,348
3,607 Crocs, Inc.
m
420,288
4,155 D.R. Horton, Inc. 375,487
220 Domino's Pizza, Inc. 102,628
50 Dorman Products, Inc.
m
5,183
973 Emerald Holding, Inc.
m
5,244
20,567 Everi Holdings, Inc.
m
512,941
2,954 Expedia Group, Inc.
m
483,599
5,101 Ford Motor Company
m
75,801
389 Garmin, Ltd. 56,265
503 Gentex Corporation 16,644
9,300 Harley-Davidson, Inc. 426,126
824 Hilton Worldwide Holdings, Inc.
m
99,391
2,785 Home Depot, Inc. 888,109
2,358 Kohl's Corporation 129,949
8,867 Leggett & Platt, Inc. 459,399
15,185 Libbey, Inc.
m
32,268
5,813 Lowe's Companies, Inc. 1,127,548
1,826 Lululemon Athletica, Inc.
m
666,435
1,893 Marriott International, Inc.
m
258,432
1,814 McDonald's Corporation 419,016
149 Mercadolibre, Inc.
m
232,111
6,094 Miller Industries, Inc. 240,347
1,166 Mohawk Industries, Inc.
m
224,094
3,187 NIKE, Inc. 492,360
192 NVR, Inc.
m
954,874
3,093 Penn National Gaming, Inc.
m
236,584
4,475 Qurate Retail, Inc. 58,578
577 RH
m
391,783
2,073 Ross Stores, Inc. 257,052
2,255 Sleep Number Corporation
m
247,937
5,468 Sony Group Corporation ADR 531,599
8,549 Stoneridge, Inc.
m
252,195
1,396 Taylor Morrison Home
Corporation
m
36,882

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.2%) Value
Consumer Discretionary (2.1%) - continued
2,255 Tesla, Inc.
m
$ 1,532,724
32,561 Under Armour, Inc., Class C
m
604,658
6,134 Zumiez, Inc.
m
300,505
Total 24,707,230
Consumer Staples (0.7%)
1,101 Altria Group, Inc. 52,496
4,890 BJ's Wholesale Club Holdings,
Inc.
m
232,666
7,578 Bunge, Ltd. 592,221
3,226 Colgate-Palmolive Company 262,435
1,522 Costco Wholesale Corporation 602,210
138 General Mills, Inc. 8,408
11,341 Hain Celestial Group, Inc.
m
455,001
2,011 John B. Sanfilippo & Son, Inc. 178,114
1,822 Kimberly-Clark Corporation 243,747
8,338 Lamb Weston Holdings, Inc. 672,543
4,226 Monster Beverage Corporation
m
386,045
324 PepsiCo, Inc. 48,007
18,973 Philip Morris International, Inc. 1,880,414
25,621 Primo Water Corporation 428,639
2,524 Procter & Gamble Company 340,563
8,074 Turning Point Brands, Inc. 369,547
8,168 Wal-Mart Stores, Inc. 1,151,852
Total 7,904,908
Energy (0.6%)
7,157 Antero Resources Corporation
m
107,570
13,761 BP plc ADR 363,566
3,996 Cheniere Energy, Inc.
m
346,613
1,166 Chevron Corporation 122,127
7,032 ConocoPhillips 428,249
38,785 Devon Energy Corporation 1,132,134
106 Diamondback Energy, Inc. 9,952
705 Dorian LPG, Ltd.
m
9,955
17,684 Enterprise Products Partners, LP 426,715
3,141 EOG Resources, Inc. 262,085
21,642 EQT Corporation
m
481,751
4,227 Exxon Mobil Corporation 266,639
9,652 Halliburton Company 223,154
14,153 Helmerich & Payne, Inc. 461,812
22,228 Kinder Morgan, Inc. 405,216
5,116 Marathon Petroleum Corporation 309,109
113,154 McDermott International, Inc.
m
55,446
1,400 MPLX, LP 41,454
9,534 Nine Energy Service, Inc.
m
28,030
4,826 Occidental Petroleum Corporation 150,909
8,136 PDC Energy, Inc. 372,547
6,437 Pioneer Natural Resources
Company 1,046,141
1,530 TC Energy Corporation 75,766
3,903 Valero Energy Corporation 304,746
3,000 Williams Companies, Inc. 79,650
Total 7,511,336
Financials (3.2%)
9,105 Air Lease Corporation 380,043
13,117 Ally Financial, Inc. 653,751
414 American Equity Investment Life
Holding Company 13,380
3,527 American Express Company 582,766
15,220 Annaly Capital Management, Inc. 135,154
13,507 Arch Capital Group, Ltd.
m
525,963
5,019 Ares Capital Corporation 98,322
Shares Common Stock (18.2%) Value
Financials (3.2%) - continued
284 Arthur J. Gallagher and Company $ 39,783
16,351 Assured Guaranty, Ltd. 776,345
47,296 Bank of America Corporation 1,950,014
298 Bank of Marin Bancorp 9,506
6,919 Bank of N.T. Butterfield & Son, Ltd. 245,279
2,004 Berkshire Hathaway, Inc.
m
556,952
15,500 BlackRock TCP Capital
Corporation 214,210
666 BlackRock, Inc. 582,730
8,028 Blackstone Mortgage Trust, Inc. 256,013
15,436 Bridgewater Bancshares, Inc.
m
249,291
3,518 Byline Bancorp, Inc. 79,612
4,983 Capital One Financial Corporation 770,820
19,462 Charles Schwab Corporation 1,417,028
3,216 Chubb, Ltd. 511,151
1,477 Cincinnati Financial Corporation 172,248
14,388 Citigroup, Inc. 1,017,951
364 Citizens Financial Group, Inc. 16,697
1,645 CME Group, Inc. 349,859
10,649 Columbia Banking System, Inc. 410,625
5,615 Comerica, Inc. 400,574
1,043 Community Trust Bancorp, Inc. 42,116
175 Customers Bancorp, Inc.
m
6,823
4,060 Discover Financial Services 480,257
1,841 Ellington Residential Mortgage
REIT 21,669
696 Enova International, Inc.
m
23,810
7,121 Enterprise Financial Services
Corporation 330,343
31,767 Equitable Holdings, Inc. 967,305
3,158 Evercore, Inc. 444,552
310 FactSet Research Systems, Inc. 104,039
359 Financial Institutions, Inc. 10,770
1,783 First Busey Corporation 43,969
231 First Mid-Illinois Bancshares, Inc. 9,358
2,461 First Republic Bank 460,625
17,652 FS KKR Capital Corporation 379,695
3,938 Glacier Bancorp, Inc. 216,905
13,674 Golub Capital BDC, Inc. 210,853
1,190 Great Southern Bancorp, Inc. 64,141
1,851 Hancock Whitney Corporation 82,258
11,647 Heartland Financial USA, Inc. 547,293
186 HomeStreet, Inc. 7,578
860 Hometrust Bancshares, Inc. 23,994
6,947 Hope Bancorp, Inc. 98,508
2,401 Houlihan Lokey, Inc. 196,378
35,362 Huntington Bancshares, Inc. 504,616
418 Independent Bank Corporation 9,075
10,659 J.P. Morgan Chase & Company 1,657,901
13,388 KeyCorp 276,462
2,489 Kinsale Capital Group, Inc. 410,113
14,356 KKR & Company, Inc. 850,449
1,785 Lincoln National Corporation 112,169
73 MarketAxess Holdings, Inc. 33,842
2,728 Marsh & McLennan Companies,
Inc. 383,775
2,569 MidWestOne Financial Group, Inc. 73,910
577 Moody's Corporation 209,087
10,566 Morgan Stanley 968,797
4,754 New York Community Bancorp,
Inc. 52,389
3,704 New York Mortgage Trust, Inc. 16,557
257 Peapack-Gladstone Financial
Corporation 7,985
2,591 Primerica, Inc. 396,786

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.2%) Value
Financials (3.2%) - continued
207 QCR Holdings, Inc. $ 9,955
15,083 Radian Group, Inc. 335,597
4,279 Raymond James Financial, Inc. 555,842
960 Reinsurance Group of America,
Inc. 109,440
3,177 S&P Global, Inc. 1,304,000
9,286 Seacoast Banking Corporation of
Florida 317,117
1,668 Selective Insurance Group, Inc. 135,358
6,380 Sixth Street Specialty Lending, Inc. 141,572
115,000 SPDR Blackstone Senior Loan ETF 5,323,350
6,633 Starwood Property Trust, Inc. 173,586
6,859 Synovus Financial Corporation 300,973
481 T. Rowe Price Group, Inc. 95,224
1,101 Texas Capital Bancshares, Inc.
m
69,902
1,919 Torchmark Corporation 182,785
5,053 Triumph Bancorp, Inc.
m
375,185
8,538 Truist Financial Corporation 473,859
136 Two Harbors Investment
Corporation 1,028
8,387 Umpqua Holdings Corporation 154,740
4,968 Unum Group 141,091
37,519 Wells Fargo & Company 1,699,236
14,095 Western Alliance Bancorp 1,308,721
16,352 Zions Bancorporations NA 864,367
1,132 Zurich Insurance Group AG 454,685
Total 37,680,832
Health Care (2.3%)
1,118 Abbott Laboratories 129,610
3,388 AbbVie, Inc. 381,624
602 Align Technology, Inc.
m
367,822
2,524 Amedisys, Inc.
m
618,203
3,786 Amgen, Inc. 922,837
4,509 AMN Healthcare Services, Inc.
m
437,283
4,740 Anthem, Inc. 1,809,732
6,834 Ardelyx, Inc.
m
51,802
3,621 Baxter International, Inc. 291,490
653 Becton, Dickinson and Company 158,803
1,382 Biogen, Inc.
m
478,545
6,142 Biohaven Pharmaceutical Holding
Company, Ltd.
m
596,265
664 Bio-Techne Corporation 298,973
308 Bristol-Myers Squibb Company 20,581
4,862 Centene Corporation
m
354,586
5,389 Cerner Corporation 421,204
2,677 Cigna Holding Company 634,636
4,763 CVS Health Corporation 397,425
5,848 Danaher Corporation 1,569,369
1,196 Dexcom, Inc.
m
510,692
8,149 Edwards Lifesciences
Corporation
m
843,992
5,588 Gilead Sciences, Inc. 384,790
6,863 GlaxoSmithKline plc ADR 273,285
6,048 Halozyme Therapeutics, Inc.
m
274,640
2,584 HCA Healthcare, Inc. 534,216
748 Humana, Inc. 331,155
1,136 Illumina, Inc.
m
537,567
3,800 InMode, Ltd.
m
359,784
756 Intuitive Surgical, Inc.
m
695,248
1,876 IQVIA Holding, Inc.
m
454,592
9,717 Johnson & Johnson 1,600,779
18,201 Lantheus Holdings, Inc.
m
503,076
1,175 LHC Group, Inc.
m
235,305
11,935 Medtronic plc 1,481,492
Shares Common Stock (18.2%) Value
Health Care (2.3%) - continued
12,186 Merck & Company, Inc. $ 947,705
132 Mettler-Toledo International, Inc.
m
182,865
465 Moderna, Inc.
m
109,266
4,627 Novo Nordisk AS ADR 387,604
5,704 NuVasive, Inc.
m
386,617
162 Regeneron Pharmaceuticals, Inc.
m
90,483
4,351 Stryker Corporation 1,130,085
9,937 Syneos Health, Inc.
m
889,262
166 Tactile Systems Technology, Inc.
m
8,632
2,195 Teladoc Health, Inc.
m
365,006
328 Teleflex, Inc. 131,787
2,666 Thermo Fisher Scientific, Inc. 1,344,917
1,697 UnitedHealth Group, Inc. 679,547
1,767 Veeva Systems, Inc.
m
549,449
29,134 Viemed Healthcare, Inc.
m
208,308
2,143 Zimmer Biomet Holdings, Inc. 344,637
4,839 Zoetis, Inc. 901,796
Total 27,619,369
Industrials (2.2%)
4,875 Advanced Drainage Systems, Inc. 568,279
10,242 Altra Industrial Motion Corporation 665,935
4,129 AMETEK, Inc. 551,221
3,422 ASGN, Inc.
m
331,694
13,455 Badger Infrastructure Solution 408,339
767 Boeing Company
m
183,743
2,603 Carlisle Companies, Inc. 498,162
4,843 Chart Industries, Inc.
m
708,628
36 Copart, Inc.
m
4,746
3,121 Crane Company 288,287
11,289 CSX Corporation 362,151
25 Cummins, Inc. 6,095
4,375 Curtiss-Wright Corporation 519,575
12,931 Delta Air Lines, Inc.
m
559,395
10,769 Dun and Bradstreet Holdings,
Inc.
m
230,134
2,202 Eaton Corporation plc 326,292
3,416 Emerson Electric Company 328,756
1,290 Encore Wire Corporation 97,769
2,274 Fortive Corporation 158,589
4,083 Forward Air Corporation 366,449
275 GATX Corporation 24,329
4,679 General Dynamics Corporation 880,869
122 Gorman-Rupp Company 4,202
3,680 Greenbrier Companies, Inc.
i
160,374
4,933 Helios Technologies, Inc. 385,021
4,805 Honeywell International, Inc. 1,053,977
13,720 Howmet Aerospace, Inc.
m
472,928
1,526 IDEX Corporation 335,796
2,538 Illinois Tool Works, Inc. 567,395
3,450 JetBlue Airways Corporation
m
57,891
13,155 Johnson Controls International plc 902,828
1,031 Kansas City Southern 292,154
2,618 L3Harris Technologies, Inc. 565,881
169 Landstar System, Inc. 26,705
2,891 Lincoln Electric Holdings, Inc. 380,774
786 Linde Public Limited Company 227,233
1,890 Lockheed Martin Corporation 715,082
4,813 Manpower, Inc. 572,314
13,539 Meritor, Inc.
m
317,083
1,917 Middleby Corporation
m
332,139
750 MSC Industrial Direct Company,
Inc. 67,298
8,118 NAPCO Security Technologies,
Inc.
m
295,252

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.2%) Value
Industrials (2.2%) - continued
115 Nordson Corporation $ 25,244
2,197 Norfolk Southern Corporation 583,106
1,136 Northrop Grumman Corporation 412,856
7,345 Nutrien, Ltd. 445,180
2,162 Old Dominion Freight Line, Inc. 548,716
2,830 Otis Worldwide Corporation 231,409
2,157 Parker-Hannifin Corporation 662,436
8,638 Patrick Industries, Inc. 630,574
4,263 Quanta Services, Inc. 386,100
4,691 Raven Industries, Inc. 271,374
5,241 Raytheon Technologies
Corporation 447,110
2,432 Regal-Beloit Corporation 324,696
9,815 Southwest Airlines Company
m
521,078
2,381 Stanley Black & Decker, Inc. 488,081
6,477 Timken Company 521,981
783 Tutor Perini Corporation 10,845
15,015 Uber Technologies, Inc.
m
752,552
1,875 Union Pacific Corporation 412,369
3,224 United Parcel Service, Inc. 670,495
4,197 United Rentals, Inc.
m
1,338,885
3,964 US Ecology, Inc.
m
148,729
991 Verisk Analytics, Inc. 173,148
495 Waste Management, Inc. 69,354
4,738 WESCO International, Inc.
m
487,161
Total 26,365,243
Information Technology (4.1%)
1,842 Accenture plc 543,003
2,650 Adobe, Inc.
m
1,551,946
2,245 Advanced Energy Industries, Inc. 253,034
6,696 Agilysys, Inc.
m
380,802
496 Akamai Technologies, Inc.
m
57,834
3,907 Alliance Data Systems Corporation 407,070
4,688 Amphenol Corporation 320,706
379 Analog Devices, Inc. 65,249
1,416 ANSYS, Inc.
m
491,437
42,878 Apple, Inc. 5,872,571
3,771 AppLovin Corporation
i,m
283,466
508 Automatic Data Processing, Inc. 100,899
4,561 Axcelis Technologies, Inc.
m
184,356
4,208 BigCommerce Holdings, Inc.
m
273,183
2,727 Bill.com Holdings, Inc.
m
499,532
2,864 Broadcom, Ltd. 1,365,670
292 Broadridge Financial Solutions,
Inc. 47,167
9,213 Calix, Inc.
m
437,618
10,758 Ciena Corporation
m
612,023
26,751 Cisco Systems, Inc. 1,417,803
4,559 Computer Services, Inc. 256,444
2,704 Dolby Laboratories, Inc. 265,776
14,236 Dropbox, Inc.
m
431,493
2,072 Enphase Energy, Inc.
m
380,481
522 Euronet Worldwide, Inc.
m
70,653
951 FleetCor Technologies, Inc.
m
243,513
2,030 Gilat Satellite Networks, Ltd. 20,665
2,823 HP, Inc. 85,226
7,588 II-VI, Inc.
m
550,813
1,383 Intel Corporation 77,642
1,043 Intuit, Inc. 511,247
2,860 J2 Global, Inc.
m
393,393
320 Jack Henry & Associates, Inc. 52,323
1,042 KLA-Tencor Corporation 337,827
343 Lam Research Corporation 223,190
1,031 Littelfuse, Inc. 262,688
Shares Common Stock (18.2%) Value
Information Technology (4.1%) - continued
1,811 Lumentum Holdings, Inc.
m
$ 148,556
4,393 Mastercard, Inc. 1,603,840
4,120 Microchip Technology, Inc. 616,929
6,828 Micron Technology, Inc.
m
580,243
28,892 Microsoft Corporation 7,826,843
2,472 Motorola Solutions, Inc. 536,053
7,260 National Instruments Corporation 306,953
1,885 Nice, Ltd. ADR
m
466,462
4,215 Nuance Communications, Inc.
m
229,465
2,233 NVIDIA Corporation 1,786,623
25,274 ON Semiconductor Corporation
m
967,489
9,093 Oracle Corporation 707,799
7,840 PayPal Holdings, Inc.
m
2,285,203
9,542 QUALCOMM, Inc. 1,363,838
49,705 Sabre Corporation
m
620,318
4,482 Salesforce.com, Inc.
m
1,094,818
459 Samsung Electronics Company,
Ltd. GDR 818,704
2,616 Seagate Technology Holdings 230,025
1,796 ServiceNow, Inc.
m
986,992
17,875 Sonos, Inc.
m
629,736
8,785 Square, Inc.
m
2,141,783
4,693 SunPower Corporation
m
137,129
770 TE Connectivity, Ltd. 104,112
18,981 Telefonaktiebolaget LM Ericsson
ADR 238,781
726 Teradyne, Inc. 97,255
7,430 Texas Instruments, Inc. 1,428,789
45,002 TTM Technologies, Inc.
m
643,529
130 Tyler Technologies, Inc.
m
58,808
1,200 VeriSign, Inc.
m
273,228
1,797 Visa, Inc. 420,175
1,164 VMware, Inc.
i,m
186,205
3,147 Western Digital Corporation
m
223,972
3,227 Workiva, Inc.
m
359,262
763 Xerox Holdings Corporation 17,923
Total 49,466,583
Materials (0.6%)
8,439 Ashland Global Holdings, Inc. 738,413
12,776 Axalta Coating Systems, Ltd.
m
389,540
5,249 Ball Corporation 425,274
9,979 Carpenter Technology Corporation 401,355
11,646 CF Industries Holdings, Inc. 599,187
2,652 Eastman Chemical Company 309,621
2,861 Ecolab, Inc. 589,280
19,447 Element Solutions, Inc. 454,671
1,547 International Flavors & Fragrances,
Inc. 231,122
39,893 Ivanhoe Mines, Ltd.
m
288,030
2,121 LyondellBasell Industries NV 218,187
1,361 Martin Marietta Materials, Inc. 478,813
4,431 Nucor Corporation 425,066
48 PPG Industries, Inc. 8,149
8,661 Steel Dynamics, Inc. 516,196
5,240 UFP Technologies, Inc.
m
300,881
2,563 United States Lime & Minerals, Inc. 356,488
Total 6,730,273
Real Estate (0.6%)
1,670 Agree Realty Corporation 117,718
2,265 Alexandria Real Estate Equities,
Inc. 412,094

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.2%) Value
Real Estate (0.6%) - continued
14,328 American Campus Communities,
Inc. $ 669,404
1,361 AvalonBay Communities, Inc. 284,027
3,345 Camden Property Trust 443,781
3,514 CBRE Group, Inc.
m
301,255
3,328 Colliers International Group, Inc. 372,669
2,218 Digital Realty Trust, Inc. 333,720
7,270 Duke Realty Corporation 344,235
11 EastGroup Properties, Inc. 1,809
12,365 Essential Properties Realty Trust,
Inc. 334,350
96 Extra Space Storage, Inc. 15,727
2,814 First Industrial Realty Trust, Inc. 146,975
2,864 Four Corners Property Trust, Inc. 79,075
3,150 Healthcare Realty Trust, Inc. 95,130
34,966 Host Hotels and Resorts, Inc.
m
597,569
13,430 Independence Realty Trust, Inc. 244,829
303 Innovative Industrial Properties,
Inc. 57,879
4,566 iSTAR Financial, Inc. 94,653
15,638 Lexington Realty Trust 186,874
3,988 MGIC Investment Corporation 54,237
10,110 National Storage Affiliates Trust 511,162
3,562 New Residential Investment
Corporation 37,722
1,652 Public Storage, Inc. 496,740
3,829 Rayonier, Inc. REIT 137,576
2,833 Realty Income Corporation 189,074
2,304 Rexford Industrial Realty, Inc. 131,213
2,656 Service Properties Trust 33,466
25,796 Sunstone Hotel Investors, Inc.
m
320,386
Total 7,045,349
Utilities (0.3%)
8,708 Alliant Energy Corporation 485,558
1,435 American Electric Power
Company, Inc. 121,387
195 American States Water Company 15,514
17,811 CenterPoint Energy, Inc. 436,726
4,956 Duke Energy Corporation 489,256
7,518 Entergy Corporation 749,545
7,140 Exelon Corporation 316,373
1,003 FirstEnergy Corporation 37,322
1,520 NextEra Energy Partners, LP 116,067
2,747 NextEra Energy, Inc. 201,300
2,106 NorthWestern Corporation 126,823
4,360 Portland General Electric
Company 200,909
2,904 Spire, Inc. 209,872
1,416 WEC Energy Group, Inc. 125,953
Total 3,632,605
Total Common Stock
(cost $148,639,619) 216,902,815
Shares
Registered Investment
Companies ( 13.8% ) Value
Unaffiliated  (2.1%)
54,022 Aberdeen Asia-Pacific Income
Fund, Inc. 239,317
34,650 AllianceBernstein Global High
Income Fund, Inc. 433,471
26,755 BlackRock Core Bond Trust 441,993
Shares
Registered Investment
Companies (13.8%) Value
Unaffiliated  (2.1%)- continued
24,775 BlackRock Corporate High Yield
Fund, Inc. $ 305,228
27,623 BlackRock Credit Allocation
Income Trust 430,643
1,805 BlackRock Enhanced Equity
Dividend Trust 18,285
30,061 BlackRock Enhanced Global
Dividend Trust 377,265
20,270 BlackRock Multi-Sector Income
Trust 378,238
16,900 Brookfield Real Assets Income
Fund, Inc. 370,110
32,423 Eaton Vance Limited Duration
Income Fund 429,929
22,073 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 225,145
36,059 Invesco Dynamic Credit
Opportunities Fund 427,660
562,214 Invesco Senior Loan ETF 12,453,040
9,000 iShares S&P U.S. Preferred Stock
Index Fund 354,015
64,350 Nuveen Credit Strategies Income
Fund 434,362
24,850 PGIM Global High Yield Fund, Inc. 396,109
26,015 PGIM High Yield Bond Fund, Inc. 423,264
7,175 Pimco Dynamic Credit And
Mortgage Income Fund 160,576
20,415 Royce Value Trust, Inc. 387,273
11,760 SPDR Bloomberg Barclays High
Yield Bond ETF
i
1,293,130
157,765 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 4,351,159
7,293 Tri-Continental Corporation 248,618
2,625 Vanguard Intermediate-Term
Corporate Bond ETF 249,559
10,684 Virtus Dividend, Interst & Premium
Strategy Fund 161,008
32,118 Voya Global Equity Dividend &
Premium Opportunity Fund 191,423
49,110 Wells Fargo Income Opportunities
Fund 431,677
34,345 Western Asset High Income
Opportunity Fund, Inc. 181,342
Total 25,793,839
Affiliated  (11.7%)
10,122,030 Thrivent Core Emerging Markets
Debt Fund 100,714,201
3,458,378 Thrivent Core International Equity
Fund 37,592,572
Total 138,306,773
Total Registered Investment
Companies (cost $155,765,951) 164,100,612
Shares Preferred Stock ( 1.5% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
j
937,962
2,581 ViacomCBS, Inc., Convertible,
5.750%
i
191,330
Total 1,129,292

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.5%) Value
Consumer Discretionary (<0.1%)
3,814 International Flavors & Fragrances,
Inc., Convertible, 6.000% $ 193,027
Total 193,027
Consumer Staples (<0.1%)
5,650 CHS, Inc., 6.750%
b,j
160,290
Total 160,290
Energy (0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
j
360,755
6,975 Energy Transfer, LP, 7.600%
b,j
174,375
6,317 Nustar Logistics, LP, 6.918%
b
161,841
Total 696,971
Financials (0.8%)
10,000 Aegon Funding Corporation II,
5.100% 268,700
20,000 Allstate Corporation, 5.100%
j
562,800
17,600 Bank of America Corporation,
5.000%
j
480,480
7,750 Bank of America Corporation,
5.375%
j
216,535
303 Bank of America Corporation,
Convertible, 7.250%
j
429,048
19,925 Capital One Financial Corporation,
5.000%
j
541,362
12,970 Cobank ACB, 6.250%
b,j
1,361,850
21,500 Equitable Holdings, Inc., 5.250%
j
577,275
585 First Horizon Bank, 3.750%
b,g,j
476,775
5,399 GMAC Capital Trust I, 5.941%
b
136,649
13,150 J.P. Morgan Chase & Company,
4.750%
j
359,127
12,800 J.P. Morgan Chase & Company,
5.750%
j
361,600
12,800 Legg Mason, Inc., 5.450% 323,584
22,400 Morgan Stanley, 5.850%
b,j
661,248
13,084 Morgan Stanley, 7.125%
b,j
378,389
3,500 Synovus Financial Corporation,
5.875%
b,j
95,410
19,200 Truist Financial Corporation,
4.750%
j
511,104
1,215 Wells Fargo & Company,
Convertible, 7.500%
j
1,854,345
Total 9,596,281
Health Care (0.1%)
4,411 Boston Scientific Corporation,
Convertible, 5.500% 511,941
207 Danaher Corporation, Convertible,
5.000%
i
305,381
Total 817,322
Industrials (0.1%)
457 Fluor Corporation, Convertible,
6.500%
g,j,m
484,831
6,257 Stanley Black & Decker, Inc.,
Convertible, 5.250%
i
755,408
Total 1,240,239
Real Estate (0.1%)
23,525 Public Storage, 4.125%
j
612,826
Shares Preferred Stock (1.5%) Value
Real Estate (0.1%) - continued
5,025 Public Storage, 4.625%
j
$ 138,389
1,275 Public Storage, 4.700%
j
35,687
1,950 Public Storage, 4.875%
j
53,859
Total 840,761
Utilities (0.2%)
3,505 AES Corporation, Convertible,
6.875% 377,033
2,217 American Electric Power
Company, Inc., Convertible,
6.125% 108,921
2,648 American Electric Power
Company, Inc., Convertible,
6.125% 135,684
23,000 CMS Energy Corporation,
4.200%
d,j,m
581,210
7,542 NextEra Energy, Inc., Convertible,
4.872% 423,483
929 NiSource, Inc., Convertible,
7.750% 95,492
25,600 Southern Company, 4.950% 686,592
4,437 Southern Company, Convertible,
6.750% 224,645
Total 2,633,060
Total Preferred Stock
(cost $16,124,588) 17,307,243
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
7,379,872 Thrivent Cash Management Trust 7,379,872
Total Collateral Held for
Securities Loaned
(cost $7,379,872) 7,379,872
Shares or
Principal
Amount Short-Term Investments ( 22.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.015%, 7/14/2021
n,o
99,999
100,000 0.020%, 7/21/2021
n,o
99,998
1,800,000 0.016%, 8/11/2021
n,o
1,799,918
500,000 0.035%, 8/18/2021
n,o
499,973
500,000 0.042%, 9/22/2021
n,o
499,943
Thrivent Core Short-Term Reserve
Fund
26,102,516 0.140% 261,025,157
U.S. Treasury Bills
900,000 0.048%, 8/26/2021
n,p
899,938
Total Short-Term Investments
(cost $264,907,996) 264,924,926
Total Investments (cost
$1,327,010,015) 119.3% $1,418,410,248
Other Assets and Liabilities, Net
(19.3%) (229,171,096)
Total Net Assets 100.0% $1,189,239,152
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $180,383,662 or 15.2%
of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At June 30, 2021, $249,983 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,823,839
Common Stock 3,332,492
Total lending $7,156,331
Gross amount payable upon return of
collateral for securities loaned $7,379,872
Net amounts due to counterparty
$223,541
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 98,343,529
Gross unrealized depreciation (7,694,498)
Net unrealized appreciation (depreciation) $ 90,649,031
Cost for federal income tax purposes $ 1,327,999,650

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,574,232 – 6,574,232 –
Capital Goods 12,172,307 – 11,399,120 773,187
Communications Services 20,005,998 – 19,365,998 640,000
Consumer Cyclical 19,475,750 – 19,475,750 –
Consumer Non-Cyclical 18,700,074 – 18,036,067 664,007
Energy 1,317,521 – 1,317,521 –
Financials 6,245,062 – 5,159,121 1,085,941
Technology 11,394,669 – 11,394,669 –
Transportation 5,799,961 – 5,799,961 –
Utilities 5,609,957 – 5,609,957 –
Long-Term Fixed Income
Asset-Backed Securities^ 28,038,114 – 27,238,114 800,000
Basic Materials 11,630,604 – 11,630,604 –
Capital Goods 20,060,227 – 20,060,227 –
Collateralized Mortgage Obligations 63,159,119 – 61,909,119 1,250,000
Commercial Mortgage-Backed Securities 1,748,159 – 1,748,159 –
Communications Services 28,957,191 – 28,957,191 –
Consumer Cyclical 41,169,552 – 41,169,552 –
Consumer Non-Cyclical 36,610,554 – 36,610,554 –
Energy 35,024,902 – 35,024,902 –
Financials 79,145,967 – 79,145,967 –
Foreign Government 182,272 – 182,272 –
Mortgage-Backed Securities 226,779,750 – 226,779,750 –
Technology 19,015,857 – 19,015,857 –
Transportation 8,957,059 – 8,957,059 –
U.S. Government & Agencies 27,803,210 – 27,803,210 –
Utilities 12,216,712 – 12,216,712 –
Common Stock
Communications Services 18,239,087 18,166,856 72,231 –
Consumer Discretionary 24,707,230 24,674,962 32,268 –
Consumer Staples 7,904,908 7,904,908 – –
Energy 7,511,336 7,511,336 – –
Financials 37,680,832 37,226,147 454,685 –
Health Care 27,619,369 27,619,369 – –
Industrials 26,365,243 25,956,904 408,339 –
Information Technology 49,466,583 48,647,879 818,704 –
Materials 6,730,273 6,442,243 288,030 –
Real Estate 7,045,349 7,045,349 – –
Utilities 3,632,605 3,632,605 – –
Registered Investment Companies
Unaffiliated 25,793,839 25,793,839 – –
Preferred Stock
Communications Services 1,129,292 1,129,292 – –
Consumer Discretionary 193,027 193,027 – –
Consumer Staples 160,290 160,290 – –
Energy 696,971 696,971 – –
Financials 9,596,281 7,757,656 1,838,625 –
Health Care 817,322 817,322 – –
Industrials 1,240,239 755,408 484,831 –
Real Estate 840,761 840,761 – –
Utilities 2,633,060 2,633,060 – –
Short-Term Investments 3,899,769 – 3,899,769 –
Subtotal Investments in Securities $1,011,698,446 $255,606,184 $750,879,127 $5,213,135
Other Investments  * Total
Affiliated Registered Investment Companies 138,306,773
Affiliated Short-Term Investments 261,025,157
Collateral Held for Securities Loaned 7,379,872
Subtotal Other Investments $406,711,802
Total Investments at Value $1,418,410,248

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 2 security in this section is valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 530,606 530,606 – –
Total Asset Derivatives $530,606 $530,606 $– $–
Liability Derivatives
Futures Contracts 292,173 292,173 – –
Total Liability Derivatives $292,173 $292,173 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$2,643,852 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 153 September 2021 $ 33,757,290 ( $ 48,282)
CBOT 5-Yr. U.S. Treasury Note 53 September 2021 6,551,765 (9,991)
CBOT U.S. Long Bond 18 September 2021 2,810,168 83,332
CME E-mini S&P 500 Index 10 September 2021 2,114,995 29,305
CME Ultra Long Term U.S. Treasury Bond 75 September 2021 14,120,523 331,039
ICE mini MSCI EAFE Index 40 September 2021 4,719,122 (110,922)
Total Futures Long Contracts $ 64,073,863 $ 274,481
CBOT 10-Yr. U.S. Treasury Note (75) September 2021 ( $ 9,879,251) ( $ 58,249)
CME E-mini Russell 2000 Index (252) September 2021 (29,165,210) 86,930
Ultra 10-Yr. U.S. Treasury Note (25) September 2021 (3,615,349) (64,729)
Total Futures Short Contracts ( $ 42,659,810) ($36,048)
Total Futures Contracts $ 21,414,053 $238,433

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Diversified Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 116,235
Total Equity Contracts 116,235
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 414,371
Total Interest Rate Contracts 414,371
Total Asset Derivatives $530,606
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 181,251
Total Interest Rate Contracts 181,251
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 110,922
Total Equity Contracts 110,922
Total Liability Derivatives $292,173
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,095,864
Total Interest Rate Contracts 1,095,864
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (3,566,552)
Total Equity Contracts (3,566,552)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (345,780)
Total Foreign Exchange Contracts (345,780)
Total ($2,816,468)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,232,583
Total Equity Contracts 1,232,583
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 170,981
Total Interest Rate Contracts 170,981
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (71,998)
Total Foreign Exchange Contracts (71,998)
Total $1,331,566

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $23,387,354
Futures - Short (28,533,588)
Interest Rate Contracts
Futures - Long 44,841,051
Futures - Short (19,191,994)
Foreign Exchange Contracts
Futures - Long 4,898,741
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $55,778 $46,809 $– $100,714 10,122 8.5%
Core International Equity 66,111 – 32,600 37,593 3,458 3.2
Total Affiliated Registered Investment
Companies 121,889 138,307 11.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 147,425 490,031 376,431 261,025 26,103 22.0
Total Affiliated Short-Term Investments 147,425 261,025 22.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,867 75,307 76,794 7,380 7,380 0.6
Total Collateral Held for Securities Loaned 8,867 7,380 0.6
Total Value $278,181 $406,712
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,873) $– $1,809
Core Emerging Markets Equity – – – –
Core International Equity 1,912 2,170 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 0 0 – 187
Total Income/Non Income Cash from Affiliated Investments $1,996
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total $1,912 $297 $–

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 56.4% ) Value
Basic Materials (1.8%)
Alcoa Nederland Holding BV
$ 55,000 5.500%,  12/15/2027
a
$ 59,664
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,300
Chemours Company
40,000 5.750%,  11/15/2028
a
42,791
Cleveland-Cliffs, Inc.
30,000 5.875%,  6/1/2027 31,537
30,000 4.625%,  3/1/2029
a
31,568
20,000 4.875%,  3/1/2031
a
21,000
Consolidated Energy Finance SA
35,000 6.875%,  6/15/2025
a
35,653
First Quantum Minerals, Ltd.
40,000 7.250%,  4/1/2023
a
40,775
25,000 7.500%,  4/1/2025
a
25,937
15,000 6.875%,  10/15/2027
a
16,345
Freeport-McMoRan, Inc.
40,000 4.125%,  3/1/2028 41,750
30,000 4.250%,  3/1/2030 32,138
25,000 4.625%,  8/1/2030 27,375
Hecla Mining Company
10,000 7.250%,  2/15/2028 10,925
Hudbay Minerals, Inc.
30,000 4.500%,  4/1/2026
a
30,113
Ingevity Corporation
55,000 3.875%,  11/1/2028
a
54,588
Kraton Polymers, LLC
30,000 4.250%,  12/15/2025
a
30,600
Mercer International, Inc.
30,000 5.125%,  2/1/2029
a
30,870
Novelis Corporation
30,000 5.875%,  9/30/2026
a
31,208
20,000 4.750%,  1/30/2030
a
21,000
OCI NV
55,000 4.625%,  10/15/2025
a
57,355
Olin Corporation
55,000 5.125%,  9/15/2027 57,200
SCIH Salt Holdings, Inc.
40,000 4.875%,  5/1/2028
a
39,995
United States Steel Corporation
45,000 6.875%,  3/1/2029 48,150
Venator Finance SARL
35,000 5.750%,  7/15/2025
a
34,388
Total 883,225
Capital Goods (2.8%)
AECOM
60,000 5.125%,  3/15/2027 66,923
Amsted Industries, Inc.
40,000 5.625%,  7/1/2027
a
42,150
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,102
20,000 5.250%,  8/15/2027
a
20,400
Bombardier, Inc.
40,000 7.500%,  3/15/2025
a
41,134
10,000 7.125%,  6/15/2026
a
10,470
30,000 7.875%,  4/15/2027
a
31,125
Brand Industrial Services, Inc.
15,000 8.500%,  7/15/2025
a
15,251
Principal
Amount Long-Term Fixed Income (56.4%) Value
Capital Goods (2.8%) - continued
BWAY Holding Company
$ 35,000 7.250%,  4/15/2025
a
$ 34,300
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
20,245
Cornerstone Building Brands, Inc.
45,000 6.125%,  1/15/2029
a
48,262
Covanta Holding Corporation
30,000 6.000%,  1/1/2027 31,200
20,000 5.000%,  9/1/2030 21,000
CP Atlas Buyer, Inc.
30,000 7.000%,  12/1/2028
a
31,087
Crown Americas Capital
Corporation IV
40,000 4.500%,  1/15/2023 41,900
Crown Cork & Seal Company, Inc.
20,000 7.375%,  12/15/2026 24,500
Fortive Corporation, Convertible
9,000 0.875%,  2/15/2022 9,022
General Electric Company
100,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,c
98,000
GFL Environmental, Inc.
10,000 4.000%,  8/1/2028
a
9,878
35,000 3.500%,  9/1/2028
a
34,913
H&E Equipment Services, Inc.
40,000 3.875%,  12/15/2028
a
39,360
Howmet Aerospace, Inc.
45,000 6.875%,  5/1/2025 52,379
Jeld-Wen , Inc.
30,000 4.625%,  12/15/2025
a
30,563
KBR, Inc., Convertible
38,000 2.500%,  11/1/2023 59,584
Meritor, Inc.
20,000 4.500%,  12/15/2028
a
20,275
NESCO Holdings II, Inc.
10,000 5.500%,  4/15/2029
a
10,438
Owens-Brockway Glass Container,
Inc.
20,000 5.875%,  8/15/2023
a
21,567
Patrick Industries, Inc., Convertible
11,000 1.000%,  2/1/2023 11,866
SRM Escrow Issuer, LLC
50,000 6.000%,  11/1/2028
a
53,000
Standard Industries, Inc.
55,000 4.375%,  7/15/2030
a
56,719
Sunpower Corporation,
Convertible
9,000 4.000%,  1/15/2023 12,702
Titan Acquisition, Ltd.
15,000 7.750%,  4/15/2026
a
15,544
TransDigm , Inc.
25,000 6.250%,  3/15/2026
a
26,375
120,000 5.500%,  11/15/2027 125,100
10,000 4.625%,  1/15/2029
a
10,004
United Rentals North America, Inc.
50,000 4.875%,  1/15/2028 53,025
30,000 4.000%,  7/15/2030 30,900
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
15,484

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Capital Goods (2.8%) - continued
WESCO Distribution, Inc.
$ 30,000 7.250%,  6/15/2028
a
$ 33,416
Total 1,346,163
Collateralized Mortgage Obligations (0.2%)
GMACM Mortgage Loan Trust
16,203
3.630%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
16,362
Residential Accredit Loans, Inc.
Trust
57,174
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 55,704
WaMu Mortgage Pass Through
Certificates
53,667
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
50,431
Total 122,497
Communications Services (4.5%)
Altice France SA
60,000 5.125%,  7/15/2029
a
60,294
AMC Networks, Inc.
40,000 4.250%,  2/15/2029 40,350
Cable One, Inc., Convertible
8,000 1.125%,  3/15/2028
a
8,136
CCO Holdings, LLC
65,000 5.500%,  5/1/2026
a
67,203
10,000 5.125%,  5/1/2027
a
10,489
115,000 4.500%,  8/15/2030
a
119,740
Cengage Learning, Inc.
55,000 9.500%,  6/15/2024
a
56,306
Clear Channel Worldwide
Holdings, Inc.
40,000 7.750%,  4/15/2028
a,d
41,901
Consolidated Communications,
Inc.
20,000 5.000%,  10/1/2028
a
20,275
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
a
63,477
50,000 4.125%,  12/1/2030
a
49,687
Cumulus Media New Holdings,
Inc.
30,000 6.750%,  7/1/2026
a
31,387
DISH DBS Corporation
30,000 7.375%,  7/1/2028 32,284
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
20,800
Front Range BidCo , Inc.
45,000 4.000%,  3/1/2027
a
44,690
30,000 6.125%,  3/1/2028
a
30,638
Frontier Communications
Corporation
20,000 5.875%,  10/15/2027
a
21,425
GCI, LLC
30,000 4.750%,  10/15/2028
a
30,705
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,425
iHeartCommunications , Inc.
30,000 4.750%,  1/15/2028
a
30,862
Principal
Amount Long-Term Fixed Income (56.4%) Value
Communications Services (4.5%) - continued
LCPR Senior Secured Financing
DAC
$ 30,000 6.750%,  10/15/2027
a
$ 32,331
Level 3 Financing, Inc.
45,000 4.625%,  9/15/2027
a
46,706
90,000 4.250%,  7/1/2028
a
91,328
Ligado Networks, LLC
16,214
0.000%,PIK 15.500%,
11/1/2023
a,e
15,978
Netflix, Inc.
95,000 4.875%,  4/15/2028 110,437
Nexstar Escrow Corporation
55,000 5.625%,  7/15/2027
a
58,300
Radiate Holdco, LLC
20,000 6.500%,  9/15/2028
a
21,013
Scripps Escrow II, Inc.
20,000 5.375%,  1/15/2031
a
19,937
Scripps Escrow, Inc.
25,000 5.875%,  7/15/2027
a
25,884
SFR Group SA
60,000 7.375%,  5/1/2026
a
62,396
Sinclair Television Group, Inc.
55,000 5.500%,  3/1/2030
a
56,077
Sirius XM Radio, Inc.
30,000 5.000%,  8/1/2027
a
31,433
25,000 4.000%,  7/15/2028
a
25,750
30,000 4.125%,  7/1/2030
a
30,266
Sprint Capital Corporation
75,000 6.875%,  11/15/2028 96,188
10,000 8.750%,  3/15/2032 15,200
Sprint Corporation
135,000 7.625%,  2/15/2025 160,398
Terrier Media Buyer, Inc.
25,000 8.875%,  12/15/2027
a
27,031
T-Mobile USA, Inc.
25,000 2.875%,  2/15/2031 24,813
United States Cellular Corporation
20,000 6.700%,  12/15/2033 24,500
Uniti Group, LP
15,000 4.750%,  4/15/2028
a
14,963
15,000 6.500%,  2/15/2029
a
15,038
Univision Communications, Inc.
70,000 6.625%,  6/1/2027
a
75,849
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,779
Viasat , Inc.
15,000 6.500%,  7/15/2028
a
15,997
ViaSat , Inc.
40,000 5.625%,  9/15/2025
a
40,760
Vodafone Group plc
88,000 7.000%,  4/4/2079
b
106,632
VTR Finance NV
25,000 6.375%,  7/15/2028
a
26,500
Ziggo BV
60,000 5.500%,  1/15/2027
a
62,340
20,000 4.875%,  1/15/2030
a
20,500
Total 2,202,398

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Consumer Cyclical (6.2%)
1011778 B.C., ULC
$ 55,000 4.375%,  1/15/2028
a
$ 55,756
Allied Universal Holdco, LLC
25,000 6.625%,  7/15/2026
a
26,506
55,000 4.625%,  6/1/2028
a
55,043
15,000 6.000%,  6/1/2029
a
15,207
Allison Transmission, Inc.
40,000 4.750%,  10/1/2027
a
41,551
American Axle & Manufacturing,
Inc.
45,000 6.500%,  4/1/2027 47,700
Bloomin ' Brands, Inc., Convertible
9,000 5.000%,  5/1/2025 21,819
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,172
Boyd Gaming Corporation
35,000 4.750%,  6/15/2031
a
36,312
Boyne USA, Inc.
25,000 4.750%,  5/15/2029
a
25,793
Brookfield Residential Properties,
Inc.
40,000 6.250%,  9/15/2027
a
42,250
40,000 5.000%,  6/15/2029
a
40,300
Burlington Stores, Inc., Convertible
38,000 2.250%,  4/15/2025 60,372
Caesars Entertainment, Inc.
10,000 8.125%,  7/1/2027
a
11,122
Carnival Corporation
30,000 11.500%,  4/1/2023
a
33,762
30,000 7.625%,  3/1/2026
a
32,587
60,000 5.750%,  3/1/2027
a
62,850
Cedar Fair, LP
40,000 5.250%,  7/15/2029 41,200
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
25,868
Cinemark USA, Inc.
40,000 5.875%,  3/15/2026
a
41,858
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
16,353
Colt Merger Sub, Inc.
80,000 6.250%,  7/1/2025
a
84,800
Dana, Inc.
40,000 5.625%,  6/15/2028 43,288
Dick's Sporting Goods Inc.,
Convertible
13,000 3.250%,  4/15/2025 38,472
Empire Communities Corporation
30,000 7.000%,  12/15/2025
a
31,500
Expedia Group, Inc., Convertible
15,000 Zero Coupon,  2/15/2026
a,d
16,200
Ford Motor Company
30,000 9.000%,  4/22/2025 36,986
25,000 9.625%,  4/22/2030 35,875
80,000 7.450%,  7/16/2031 105,200
Ford Motor Company, Convertible
68,000 Zero Coupon,  3/15/2026
a
75,182
Ford Motor Credit Company, LLC
120,000 4.063%,  11/1/2024 127,638
75,000 4.134%,  8/4/2025 80,156
Principal
Amount Long-Term Fixed Income (56.4%) Value
Consumer Cyclical (6.2%) - continued
Forestar Group, Inc.
$ 20,000 3.850%,  5/15/2026
a
$ 20,181
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
b,c
56,000
Goodyear Tire & Rubber Company
25,000 5.000%,  7/15/2029
a
26,175
20,000 5.250%,  7/15/2031
a
20,900
Hanesbrands, Inc.
50,000 4.875%,  5/15/2026
a
54,000
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
31,627
Hilton Grand Vacations Borrower
Escrow, LLC
50,000 5.000%,  6/1/2029
a
51,125
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 72,975
International Game Technology plc
40,000 5.250%,  1/15/2029
a
42,900
KB Home
30,000 4.800%,  11/15/2029 32,504
L Brands, Inc.
60,000 6.625%,  10/1/2030
a
69,450
10,000 6.875%,  11/1/2035 12,663
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
30,307
Live Nation Entertainment, Inc.
20,000 3.750%,  1/15/2028
a
20,088
Magic MergerCo , Inc.
30,000 5.250%,  5/1/2028
a
30,778
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
52,250
MGM Resorts International
65,000 5.500%,  4/15/2027 71,338
Penn National Gaming, Inc.
40,000 4.125%,  7/1/2029
a,f
39,950
PetSmart, Inc.
20,000 4.750%,  2/15/2028
a
20,775
30,000 7.750%,  2/15/2029
a
33,075
Prime Security Services Borrower,
LLC
105,000 5.750%,  4/15/2026
a
115,990
Real Hero Merger Sub 2, Inc.
25,000 6.250%,  2/1/2029
a
25,930
Realogy Group, LLC
40,000 5.750%,  1/15/2029
a
41,816
Rite Aid Corporation
45,000 7.500%,  7/1/2025
a
45,563
Royal Caribbean Cruises, Ltd.
40,000 9.125%,  6/15/2023
a
43,900
65,000 4.250%,  7/1/2026
a
64,919
30,000 5.500%,  4/1/2028
a
31,419
Scientific Games International, Inc.
50,000 5.000%,  10/15/2025
a
51,625
40,000 7.250%,  11/15/2029
a
45,120
SeaWorld Parks and
Entertainment, Inc.
20,000 9.500%,  8/1/2025
a
21,450
Six Flags Entertainment
Corporation
25,000 5.500%,  4/15/2027
a
25,783

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Consumer Cyclical (6.2%) - continued
Six Flags Theme Parks, Inc.
$ 20,000 7.000%,  7/1/2025
a
$ 21,554
Staples, Inc.
55,000 7.500%,  4/15/2026
a
56,965
Tenneco, Inc.
40,000 5.000%,  7/15/2026 39,788
Uber Technologies, Inc.
25,000 6.250%,  1/15/2028
a
26,905
Vista Outdoor, Inc.
40,000 4.500%,  3/15/2029
a
40,700
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
22,660
Wyndham Hotels & Resorts, Inc.
15,000 4.375%,  8/15/2028
a
15,573
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
a
54,126
ZF North America Capital, Inc.
20,000 4.750%,  4/29/2025
a
21,600
Total 3,014,125
Consumer Non-Cyclical (4.8%)
Albertson's Companies, Inc.
85,000 3.500%,  3/15/2029
a
84,044
25,000 4.875%,  2/15/2030
a
26,663
Bausch Health Companies, Inc.
45,000 5.000%,  1/30/2028
a
42,694
70,000 5.000%,  2/15/2029
a
65,275
Centene Corporation
50,000 5.375%,  6/1/2026
a
52,250
65,000 4.250%,  12/15/2027 68,494
20,000 4.625%,  12/15/2029 21,995
10,000 3.000%,  10/15/2030 10,273
Central Garden & Pet Company
40,000 4.125%,  10/15/2030 40,850
Community Health Systems, Inc.
25,000 5.625%,  3/15/2027
a
26,687
20,000 6.000%,  1/15/2029
a
21,400
50,000 6.875%,  4/15/2029
a
52,323
DaVita, Inc.
60,000 4.625%,  6/1/2030
a
61,693
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
21,200
Encompass Health Corporation
50,000 4.500%,  2/1/2028 51,873
Endo Finance, LLC
25,000 9.500%,  7/31/2027
a
25,500
Energizer Holdings, Inc.
40,000 4.375%,  3/31/2029
a
40,041
H. J. Heinz Company
10,000 5.200%,  7/15/2045 12,414
HCA, Inc.
140,000 5.375%,  2/1/2025 157,920
HLF Financing Sarl , LLC
45,000 4.875%,  6/1/2029
a
45,338
Illumina, Inc.
40,000 9.000%,  7/1/2028
a
44,601
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,717
Principal
Amount Long-Term Fixed Income (56.4%) Value
Consumer Non-Cyclical (4.8%) - continued
Jazz Investments I, Ltd.,
Convertible
$ 35,000 2.000%,  6/15/2026 $ 46,550
JBS USA Food Company
20,000 5.750%,  1/15/2028
a
21,394
JBS USA, LLC
55,000 6.500%,  4/15/2029
a
61,807
Kraft Foods Group, Inc.
50,000 5.000%,  6/4/2042 61,055
Kraft Heinz Foods Company
80,000 4.625%,  1/30/2029 93,111
65,000 3.750%,  4/1/2030 71,319
50,000 4.250%,  3/1/2031 56,799
Mattel, Inc.
45,000 3.375%,  4/1/2026
a
46,688
Molina Healthcare, Inc.
50,000 4.375%,  6/15/2028
a
52,125
MPH Acquisition Holdings, LLC
30,000 5.750%,  11/1/2028
a
30,147
Ortho-Clinical Diagnostics, Inc.
25,000 7.250%,  2/1/2028
a
27,306
Par Pharmaceutical, Inc.
60,000 7.500%,  4/1/2027
a
61,340
Pilgrim's Pride Corporation
30,000 5.875%,  9/30/2027
a
31,950
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,b,c
48,026
Scotts Miracle- Gro Company
45,000 4.500%,  10/15/2029 46,698
SEG Holding, LLC
65,000 5.625%,  10/15/2028
a
68,231
Simmons Foods, Inc.
40,000 4.625%,  3/1/2029
a
40,348
Spectrum Brands, Inc.
40,000 5.000%,  10/1/2029
a
42,400
10,000 5.500%,  7/15/2030
a
10,775
Syneos Health, Inc.
40,000 3.625%,  1/15/2029
a
39,600
Teleflex, Inc.
50,000 4.250%,  6/1/2028
a
52,125
Tenet Healthcare Corporation
30,000 4.625%,  7/15/2024 30,441
120,000 5.125%,  11/1/2027
a
125,850
15,000 6.125%,  10/1/2028
a
15,985
Teva Pharmaceutical Finance
Netherlands III BV
30,000 2.800%,  7/21/2023 29,895
United Natural Foods, Inc.
35,000 6.750%,  10/15/2028
a
37,666
VRX Escrow Corporation
73,000 6.125%,  4/15/2025
a
74,825
Winnebago Industries, Inc.,
Convertible
21,000 1.500%,  4/1/2025 26,919
Total 2,328,620
Energy (6.0%)
Antero Midstream Partners, LP
10,000 5.750%,  3/1/2027
a
10,400

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Energy (6.0%) - continued
Antero Resources Corporation
$ 45,000 5.375%,  3/1/2030
a
$ 45,928
Apache Corporation
30,000 4.875%,  11/15/2027 32,490
40,000 4.375%,  10/15/2028 42,580
Archrock Partners, LP
30,000 6.250%,  4/1/2028
a
31,317
BP Capital Markets plc
104,000 4.875%,  3/22/2030
b,c
114,192
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 66,137
Centennial Resource Production,
LLC
30,000 6.875%,  4/1/2027
a,d
30,678
Cheniere Energy Partners, LP
80,000 5.625%,  10/1/2026 83,000
20,000 4.500%,  10/1/2029 21,500
Cheniere Energy, Inc., Convertible
5,000 4.250%,  3/15/2045 4,211
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
21,624
Comstock Resources, Inc.
30,000 5.875%,  1/15/2030
a
30,600
Continental Resources, Inc.
10,000 4.375%,  1/15/2028 11,062
35,000 5.750%,  1/15/2031
a
41,912
DT Midstream, Inc.
35,000 4.125%,  6/15/2029
a
35,537
10,000 4.375%,  6/15/2031
a
10,218
Enagas SA
65,000 5.500%,  1/15/2028
a
66,138
Enbridge, Inc.
187,000 6.250%,  3/1/2078
b
204,118
52,000 5.750%,  7/15/2080
b
57,980
Encana Corporation
10,000 6.625%,  8/15/2037 13,343
Endeavor Energy Resources, LP
20,000 5.750%,  1/30/2028
a
21,325
Energean Israel Finance, Ltd.
35,000 4.500%,  3/30/2024
a
35,744
Energy Transfer, LP
85,000 6.625%,  2/15/2028
b,c
83,194
EnLink Midstream Partners, LP
40,000 4.850%,  7/15/2026 41,400
20,000 5.600%,  4/1/2044 18,100
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
73,623
EQM Midstream Partners, LP
60,000 6.500%,  7/1/2027
a
66,900
EQT Corporation
10,000 3.125%,  5/15/2026
a
10,247
65,000 3.900%,  10/1/2027 69,631
EQT Corporation, Convertible
28,000 1.750%,  5/1/2026 46,637
Genesis Energy, LP
10,000 6.500%,  10/1/2025 10,100
10,000 8.000%,  1/15/2027 10,506
Harvest Midstream, LP
30,000 7.500%,  9/1/2028
a
32,580
Principal
Amount Long-Term Fixed Income (56.4%) Value
Energy (6.0%) - continued
Hess Midstream Operations, LP
$ 20,000 5.625%,  2/15/2026
a
$ 20,860
Hilcorp Energy I, LP
40,000 5.750%,  2/1/2029
a
41,700
Indigo Natural Resources, LLC
25,000 5.375%,  2/1/2029
a
26,125
ITT Holdings, LLC
35,000 6.500%,  8/1/2029
a,f
35,656
Murphy Oil Corporation
20,000 5.875%,  12/1/2027 20,874
25,000 6.375%,  7/15/2028 26,359
Nabors Industries, Ltd.
45,000 7.250%,  1/15/2026
a
44,100
Newfield Exploration Company
20,000 5.625%,  7/1/2024 22,268
NGL Energy Operating, LLC
20,000 7.500%,  2/1/2026
a
21,000
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,700
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 32,625
Oasis Petroleum, Inc.
30,000 6.375%,  6/1/2026
a
31,282
Occidental Petroleum Corporation
20,000 3.450%,  7/15/2024 20,400
50,000 2.900%,  8/15/2024 51,125
105,000 3.400%,  4/15/2026 107,362
60,000 3.500%,  8/15/2029 60,216
20,000 6.450%,  9/15/2036 23,912
50,000 4.400%,  4/15/2046 48,025
Ovintiv , Inc.
30,000 7.375%,  11/1/2031 39,831
PBF Holding Company, LLC
30,000 9.250%,  5/15/2025
a
30,222
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 991
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 11,168
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
52,992
Precision Drilling Corporation
30,000 6.875%,  1/15/2029
a
30,900
Range Resources Corporation
20,000 9.250%,  2/1/2026 22,050
35,000 8.250%,  1/15/2029
a
39,463
SM Energy Company
20,000 6.500%,  7/15/2028 20,550
Sunoco, LP
40,000 6.000%,  4/15/2027 41,830
Targa Resources Partners, LP
10,000 5.375%,  2/1/2027 10,413
20,000 5.000%,  1/15/2028 21,100
Teine Energy, Ltd.
35,000 6.875%,  4/15/2029
a
35,919
TransCanada Trust
105,000 5.300%,  3/15/2077
b
111,468
Transocean Guardian, Ltd.
29,001 5.875%,  1/15/2024
a
28,203

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Energy (6.0%) - continued
Transocean Proteus, Ltd.
$ 11,000 6.250%,  12/1/2024
a
$ 11,110
Transocean, Inc.
25,000 11.500%,  1/30/2027
a
26,717
USA Compression Partners, LP
20,000 6.875%,  4/1/2026 20,950
Vine Energy Holdings, LLC
20,000 6.750%,  4/15/2029
a
21,050
W&T Offshore, Inc.
32,000 9.750%,  11/1/2023
a
31,040
Weatherford International, Ltd.
30,000 8.750%,  9/1/2024
a
31,388
40,000 11.000%,  12/1/2024
a
41,600
Western Midstream Operating, LP
50,000 4.350%,  2/1/2025 52,830
20,000 3.950%,  6/1/2025 20,781
10,000 5.500%,  8/15/2048 10,884
Total 2,913,991
Financials (18.0%)
Air Lease Corporation
88,000 4.650%,  6/15/2026
b,c
91,190
Aircastle , Ltd.
105,000 5.250%,  6/15/2026
a,b,c
106,050
Ally Financial, Inc.
40,000 5.750%,  11/20/2025 45,926
176,000 4.700%,  5/15/2026
b,c
182,283
Ares Capital Corporation,
Convertible
13,000 4.625%,  3/1/2024 14,145
BAC Capital Trust XIV
90,000
4.000%,  (LIBOR 3M +
0.400%), 7/19/2021
b,c,d
90,337
Bank of America Corporation
284,000 6.250%,  9/5/2024
b,c
314,175
110,000 6.100%,  3/17/2025
b,c
123,516
60,000 6.300%,  3/10/2026
b,c
69,235
92,000 5.875%,  3/15/2028
b,c
105,300
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,c
24,007
Bank of Nova Scotia
66,000 4.900%,  6/4/2025
b,c
72,435
Barclays plc
105,000 8.000%,  6/15/2024
b,c
119,437
CANPACK SA
60,000 3.125%,  11/1/2025
a
61,050
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
b,c
51,062
Cascades USA, Inc.
25,000 5.125%,  1/15/2026
a
26,625
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
b,c
211,112
176,000 4.000%,  6/1/2026
b,c
183,480
Chobani , LLC
55,000 4.625%,  11/15/2028
a
56,994
Citigroup, Inc.
100,000 5.950%,  1/30/2023
b,c
105,135
60,000 5.000%,  9/12/2024
b,c
62,796
200,000 5.950%,  5/15/2025
b,c
218,890
Principal
Amount Long-Term Fixed Income (56.4%) Value
Financials (18.0%) - continued
$ 60,000 4.000%,  12/10/2025
b,c
$ 62,025
160,000 3.875%,  2/18/2026
b,c
163,400
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
b,c
110,825
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,c
24,365
Credit Acceptance Corporation
45,000 5.125%,  12/31/2024
a
46,631
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,b,c
53,460
Credit Suisse Group AG
45,000 7.500%,  12/11/2023
a,b,c
49,920
55,000 7.250%,  9/12/2025
a,b,c
62,177
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,b,c,d
303,531
Diversified Healthcare Trust
30,000 4.375%,  3/1/2031 28,725
Drawbridge Special Opportunities
Fund, LP
50,000 3.875%,  2/15/2026
a
51,723
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,558
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 9,110
Fifth Third Bancorp
50,000 4.500%,  9/30/2025
b,c
54,250
Fortress Transportation
20,000 6.500%,  10/1/2025
a
20,775
Fortress Transportation and
Infrastructure Investors, LLC
5,000 5.500%,  5/1/2028
a
5,206
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 25,686
Global Net Lease, Inc.
50,000 3.750%,  12/15/2027
a
49,487
Goldman Sachs Group, Inc.
200,000 5.500%,  8/10/2024
b,c
219,382
95,000 3.800%,  5/10/2026
b,c
96,691
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
10,000 4.125%,  9/1/2022 20,675
Hartford Financial Services Group,
Inc.
100,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
96,450
HSBC Holdings plc
46,000 6.375%,  3/30/2025
b,c
51,281
101,000 6.500%,  3/23/2028
b,c
115,835
95,000 4.600%,  12/17/2030
b,c
98,562
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
b,c
138,775
Icahn Enterprises, LP
50,000 6.375%,  12/15/2025 51,435
25,000 6.250%,  5/15/2026 26,525
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
51,833
iStar , Inc.
45,000 4.250%,  8/1/2025 46,294

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Financials (18.0%) - continued
iStar , Inc., Convertible
$ 18,000 3.125%,  9/15/2022 $ 27,203
J.P. Morgan Chase & Company
145,000
3.522%,  (LIBOR 3M +
3.320%), 10/1/2021
b,c
145,363
115,000 5.150%,  5/1/2023
b,c
118,738
50,000 6.000%,  8/1/2023
b,c
53,156
44,000 6.750%,  2/1/2024
b,c
48,789
210,000 5.000%,  8/1/2024
b,c
221,960
200,000 3.650%,  6/1/2026
b,c
200,280
J.P. Morgan Chase Capital XXIII
100,000
1.156%,  (LIBOR 3M +
1.000%), 5/15/2047
b
85,900
KKR Real Estate Finance Trust,
Inc., Convertible
6,000 6.125%,  5/15/2023 6,414
Lincoln National Corporation
100,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
88,250
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
b,c
47,775
100,000 6.657%,  5/21/2037
a,b,c
139,926
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
30,134
MetLife, Inc.
50,000 3.850%,  9/15/2025
b,c
52,563
200,000 5.875%,  3/15/2028
b,c
230,558
MGM Growth Properties Operating
Partnership, LP
20,000 4.625%,  6/15/2025
a
21,367
50,000 4.500%,  9/1/2026 53,375
MPT Operating Partnership, LP
45,000 4.625%,  8/1/2029 48,171
Navient Corporation
25,000 5.500%,  1/25/2023 26,368
NFP Corporation
15,000 6.875%,  8/15/2028
a
15,791
Nippon Life Insurance Company
260,000 5.100%,  10/16/2044
a,b
286,650
54,000 3.400%,  1/23/2050
a,b
56,025
OneMain Finance Corporation
20,000 3.500%,  1/15/2027 20,150
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
a
25,861
PennyMac Financial Services, Inc.
30,000 4.250%,  2/15/2029
a
28,902
Playtika Holding Corporation
25,000 4.250%,  3/15/2029
a
24,983
Provident Financing Trust I
30,000 7.405%,  3/15/2038 36,317
Prudential Financial, Inc.
150,000 5.625%,  6/15/2043
b
160,973
190,000 5.200%,  3/15/2044
b
203,899
25,000 3.700%,  10/1/2050
b
26,063
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
19,750
Radian Group, Inc.
25,000 4.875%,  3/15/2027 27,188
Regions Financial Corporation
104,000 5.750%,  6/15/2025
b,c
116,220
Principal
Amount Long-Term Fixed Income (56.4%) Value
Financials (18.0%) - continued
Royal Bank of Scotland Group plc
$ 44,000 8.625%,  8/15/2021
b,c
$ 44,318
Service Properties Trust
30,000 4.500%,  6/15/2023 30,750
40,000 4.750%,  10/1/2026 39,500
20,000 5.500%,  12/15/2027 21,345
Societe Generale SA
44,000 8.000%,  9/29/2025
a,b,c
51,810
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 22,572
40,000 7.125%,  3/15/2026 46,588
25,000 6.625%,  1/15/2028 28,659
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
104,173
Starwood Property Trust, Inc.,
Convertible
14,000 4.375%,  4/1/2023 14,998
Sumitomo Life Insurance Company
225,000 3.375%,  4/15/2081
a,b
231,863
Summit Hotel Properties, Inc.,
Convertible
12,000 1.500%,  2/15/2026 12,366
SVB Financial Group
150,000 4.000%,  5/15/2026
b,c
152,670
Truist Financial Corporation
169,000 4.950%,  9/1/2025
b,c
185,647
United Wholesale Mortgage, LLC
25,000 5.500%,  4/15/2029
a
24,994
USB Realty Corporation
170,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
132,600
VICI Properties, LP
10,000 4.250%,  12/1/2026
a
10,402
10,000 3.750%,  2/15/2027
a
10,171
30,000 4.625%,  12/1/2029
a
31,875
Wells Fargo & Company
215,000 3.900%,  3/15/2026
b,c
222,590
100,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
96,717
Total 8,712,442
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
13,000 0.125%,  5/1/2025 16,991
27,000 0.375%,  9/1/2027 31,239
Banff Merger Sub, Inc.
15,000 9.750%,  9/1/2026
a
15,787
CDW, LLC
30,000 4.250%,  4/1/2028 31,500
CommScope Technologies
Finance, LLC
40,000 6.000%,  6/15/2025
a
40,850
CommScope , Inc.
25,000 7.125%,  7/1/2028
a
27,094
Diamond Sports Group, LLC
40,000 6.625%,  8/15/2027
a
19,645
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
30,450
30,000 3.750%,  10/1/2030
a
30,693

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Technology (2.1%) - continued
InterDigital , Inc., Convertible
$ 7,000 2.000%,  6/1/2024 $ 7,748
Iron Mountain, Inc.
50,000 5.000%,  7/15/2028
a
51,898
J2 Global, Inc., Convertible
45,000 1.750%,  11/1/2026
a
57,348
Lumentum Holdings, Inc.,
Convertible
16,000 0.250%,  3/15/2024 23,310
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 31,158
NCR Corporation
75,000 6.125%,  9/1/2029
a
81,750
NortonLifeLock , Inc., Convertible
15,000 2.000%,  8/15/2022
a
20,580
Nuance Communications, Inc.,
Convertible
22,000 1.250%,  4/1/2025 61,134
Open Text Corporation
45,000 4.125%,  2/15/2030
a
45,891
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,300
25,000 4.000%,  2/15/2028
a
25,825
Qorvo , Inc.
20,000 3.375%,  4/1/2031
a
20,844
Rackspace Technology Global,
Inc.
45,000 5.375%,  12/1/2028
a,d
46,125
Seagate HDD Cayman
40,000 3.375%,  7/15/2031
a
38,652
Sensata Technologies, Inc.
65,000 3.750%,  2/15/2031
a
64,274
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,438
SS&C Technologies, Inc.
80,000 5.500%,  9/30/2027
a
84,776
Switch, Ltd.
40,000 3.750%,  9/15/2028
a
40,500
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 25,418
Verint Systems, Inc., Convertible
9,000 0.250%,  4/15/2026
a
8,825
Vishay Intertechnology , Inc.,
Convertible
11,000 2.250%,  6/15/2025 11,564
Total 1,012,607
Transportation (1.2%)
AerCap Holdings NV
90,000 5.875%,  10/10/2079
b
93,726
Air Transport Services Group, Inc.,
Convertible
9,000 1.125%,  10/15/2024 9,124
American Airlines, Inc.
45,000 11.750%,  7/15/2025
a
56,475
70,000 5.500%,  4/20/2026
a
74,112
10,000 5.750%,  4/20/2029
a
10,812
Avis Budget Car Rental, LLC
30,000 5.375%,  3/1/2029
a
31,237
Principal
Amount Long-Term Fixed Income (56.4%) Value
Transportation (1.2%) - continued
Delta Air Lines, Inc.
$ 35,000 7.000%,  5/1/2025
a
$ 40,845
Greenbrier Companies, Inc.,
Convertible
13,000 2.875%,  4/15/2028
a
13,566
JetBlue Airways Corporation,
Convertible
22,000 0.500%,  4/1/2026
a
21,923
Meritor, Inc., Convertible
37,000 3.250%,  10/15/2037 39,268
Southwest Airlines Company,
Convertible
28,000 1.250%,  5/1/2025 42,403
United Airlines, Inc.
40,000 4.375%,  4/15/2026
a
41,407
40,000 4.625%,  4/15/2029
a
41,400
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
51,938
Total 568,236
U.S. Government & Agencies (6.7%)
U.S. Treasury Bonds
1,160,000 1.125%,  2/15/2031 1,126,106
U.S. Treasury Notes
2,155,000 0.375%,  1/31/2026 2,111,816
Total 3,237,922
Utilities (2.1%)
Calpine Corporation
55,000 4.500%,  2/15/2028
a
56,100
Dominion Energy, Inc.
146,000 4.650%,  12/15/2024
b,c
155,125
Duke Energy Corporation
45,000 4.875%,  9/16/2024
b,c
47,812
Energy Transfer, LP
108,000 6.500%,  11/15/2026
b,c
110,106
NextEra Energy Operating
Partners, LP
50,000 3.875%,  10/15/2026
a
52,812
NextEra Energy Partners, LP,
Convertible
20,000 Zero Coupon,  11/15/2025
a
21,520
NiSource, Inc.
70,000 5.650%,  6/15/2023
b,c
74,638
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
a
48,938
NRG Energy, Inc., Convertible
5,000 2.750%,  6/1/2048 5,810
PG&E Corporation
40,000 5.250%,  7/1/2030 40,380
Sempra Energy
44,000 4.875%,  10/15/2025
b,c
47,740
Southern Company
110,000 4.000%,  1/15/2051
b
116,325
90,000 3.750%,  9/15/2051
b
90,576
Suburban Propane Partners, LP
50,000 5.875%,  3/1/2027 52,495
Talen Energy Supply, LLC
30,000 7.625%,  6/1/2028
a
28,071

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.4%) Value
Utilities (2.1%) - continued
TerraForm Power Operating, LLC
$ 30,000 5.000%,  1/31/2028
a
$ 31,763
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
51,332
Total 1,031,543
Total Long-Term Fixed Income
(cost $26,459,251) 27,373,769
Shares
Registered Investment
Companies ( 30.5% ) Value
Unaffiliated  (20.5%)
28,200 Aberdeen Asia-Pacific Income
Fund, Inc. 124,926
16,125 AllianceBernstein Global High
Income Fund, Inc. 201,724
17,001 Barings Global Short Duration
High Yield Fund 290,377
21,942 BlackRock Core Bond Trust 362,482
8,440 BlackRock Corporate High Yield
Fund, Inc. 103,981
22,803 BlackRock Credit Allocation
Income Trust 355,499
363 BlackRock Enhanced Equity
Dividend Trust 3,677
18,289 BlackRock Enhanced Global
Dividend Trust 229,527
11,141 BlackRock Multi-Sector Income
Trust 207,891
72,228 BNY Mellon High Yield Strategies
Fund 263,632
4,200 Brookfield Real Assets Income
Fund, Inc. 91,980
1,526 Clough Global Opportunities Fund 18,465
21,170 Eaton Vance Limited Duration
Income Fund 280,714
5,648 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 57,610
12,500 First Trust High Income Long/Short
Fund 196,875
6,253 First Trust Senior Floating Rate
Income Fund II 79,413
24,629 Invesco Dynamic Credit
Opportunities Fund 292,100
19,400 Invesco Senior Loan ETF 429,710
24,050 iShares S&P U.S. Preferred Stock
Index Fund 946,007
18,156 Ivy High Income Opportunities
Fund 255,092
1,779 Madison Covered Call & Equity
Strategy Fund 14,392
30,782 New America High Income Fund,
Inc. 284,118
22,700 Nuveen Credit Strategies Income
Fund 153,225
13,651 Nuveen Global High Income Fund 221,283
12,350 Nuveen Senior Income Fund 72,988
12,354 Nuveen Short Duration Credit
Opportunities Fund 185,186
18,435 PGIM Global High Yield Fund, Inc. 293,854
16,899 PGIM High Yield Bond Fund, Inc. 274,947
4,850 Pimco Dynamic Credit And
Mortgage Income Fund 108,543
8,067 Pioneer High Income Fund, Inc. 78,330
Shares
Registered Investment
Companies (30.5%) Value
Unaffiliated  (20.5%)- continued
2,964 Royce Value Trust, Inc. $ 56,227
20,499 SPDR Bloomberg Barclays High
Yield Bond ETF
d
2,254,070
11,898 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF
d
328,147
13,778 Templeton Emerging Markets
Income Fund 109,810
3,969 Tri-Continental Corporation 135,303
6,753 Virtus Dividend, Interst & Premium
Strategy Fund
d
101,768
6,332 Voya Asia Pacific High Dividend
Equity Income Fund 61,421
10,391 Voya Global Equity Dividend &
Premium Opportunity Fund 61,930
8,476 Wells Fargo Global Dividend
Opportunity Fund 48,991
25,075 Wells Fargo Income Opportunities
Fund 220,409
15,981 Western Asset High Income
Opportunity Fund, Inc. 84,380
Total 9,941,004
Affiliated  (10.0%)
489,486 Thrivent Core Emerging Markets
Debt Fund 4,870,383
Total 4,870,383
Total Registered Investment
Companies (cost $13,829,180) 14,811,387
Shares Preferred Stock ( 6.3% ) Value
Communications Services (0.6%)
10,375 AT&T, Inc., 4.750%
c
275,871
132 ViacomCBS , Inc., Convertible,
5.750% 9,785
Total 285,656
Consumer Discretionary (<0.1%)
180 International Flavors & Fragrances,
Inc., Convertible, 6.000% 9,110
Total 9,110
Consumer Staples (0.2%)
3,200 CHS, Inc., 6.750%
b,c
90,784
Total 90,784
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
98,818
525 Energy Transfer, LP, 7.600%
b,c
13,125
1,415 Nustar Logistics, LP, 6.918%
b
36,252
Total 148,195
Financials (3.7%)
925 Aegon Funding Corporation II,
5.100% 24,854
5,000 Allstate Corporation, 5.100%
c
140,700
5,000 Bank of America Corporation,
5.000%
c
136,500
1,250 Bank of America Corporation,
5.375%
c
34,925

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (6.3%) Value
Financials (3.7%) - continued
9 Bank of America Corporation,
Convertible, 7.250%
c
$ 12,744
5,300 Capital One Financial Corporation,
5.000%
c
144,001
2,000 Citigroup Capital XIII, 6.556%
b
55,800
6,000 Equitable Holdings, Inc., 5.250%
c
161,100
60 First Horizon Bank, 3.750%
a,b,c
48,900
3,000 First Horizon Corporation, 6.500%
c
84,000
2,480 GMAC Capital Trust I, 5.941%
b
62,769
1,225 J.P. Morgan Chase & Company,
4.750%
c
33,455
1,900 J.P. Morgan Chase & Company,
5.750%
c
53,675
1,850 Legg Mason, Inc., 5.450% 46,768
5,500 Morgan Stanley, 5.850%
b,c
162,360
5,800 Morgan Stanley, 7.125%
b,c
167,736
250 Synovus Financial Corporation,
5.875%
b,c
6,815
5,150 Truist Financial Corporation,
4.750%
c
137,093
190 Wells Fargo & Company,
Convertible, 7.500%
c
289,980
Total 1,804,175
Health Care (0.1%)
228 Boston Scientific Corporation,
Convertible, 5.500% 26,462
4 Danaher Corporation, Convertible,
5.000% 5,901
Total 32,363
Industrials (0.1%)
23 Fluor Corporation, Convertible,
6.500%
a,c,g
24,401
285 Stanley Black & Decker, Inc.,
Convertible, 5.250% 34,408
Total 58,809
Real Estate (0.4%)
5,950 Public Storage, 4.125%
c
154,997
850 Public Storage, 4.625%
c
23,409
225 Public Storage, 4.700%
c
6,298
325 Public Storage, 4.875%
c
8,977
Total 193,681
Utilities (0.9%)
180 AES Corporation, Convertible,
6.875% 19,363
91 American Electric Power
Company, Inc., Convertible,
6.125% 4,471
136 American Electric Power
Company, Inc., Convertible,
6.125% 6,969
7,700 CMS Energy Corporation,
4.200%
c,f,g
194,579
314 NextEra Energy, Inc., Convertible,
4.872% 17,631
46 NiSource, Inc., Convertible,
7.750% 4,728
5,800 Southern Company, 4.950% 155,556
Shares Preferred Stock (6.3%) Value
Utilities (0.9%) - continued
213 Southern Company, Convertible,
6.750% $ 10,784
Total 414,081
Total Preferred Stock
(cost $2,926,387) 3,036,854
Shares
Collateral Held for Securities
Loaned ( 6.0% ) Value
2,899,062 Thrivent Cash Management Trust 2,899,062
Total Collateral Held for
Securities Loaned
(cost $2,899,062) 2,899,062
Shares Common Stock ( 3.8% ) Value
Communications Services (0.2%)
117 Charter Communications, Inc.
g
84,410
445 Twitter, Inc.
g
30,620
87 ViacomCBS , Inc. 3,932
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
310
Total 119,272
Consumer Discretionary (0.2%)
816 Bloomin ' Brands, Inc.
g
22,146
11 Booking Holdings, Inc.
g
24,069
27 Burlington Stores, Inc.
g
8,694
86 Dick's Sporting Goods, Inc. 8,616
33 Expedia Group, Inc.
g
5,403
256 Ford Motor Company
g
3,804
1,697 Under Armour , Inc., Class C
g
31,513
Total 104,245
Consumer Staples (0.1%)
412 Bunge, Ltd. 32,198
Total 32,198
Energy (0.4%)
211 Cheniere Energy, Inc.
g
18,302
550 Enterprise Products Partners, LP 13,272
639 EQT Corporation
g
14,224
1,600 Kinder Morgan, Inc. 29,168
500 MPLX, LP 14,805
414 PDC Energy, Inc. 18,957
222 Pioneer Natural Resources
Company 36,079
400 TC Energy Corporation 19,808
1,100 Williams Companies, Inc. 29,205
Total 193,820
Financials (1.3%)
4,400 AG Mortgage Investment Trust,
Inc. 18,788
8,350 Annaly Capital Management, Inc. 74,148
2,200 Apollo Commercial Real Estate
Finance, Inc. 35,090
191 Ares Capital Corporation 3,742
670 Bank of America Corporation 27,624
3,500 BlackRock TCP Capital
Corporation 48,370
328 Blackstone Mortgage Trust, Inc. 10,460
2,500 Chimera Investment Corporation 37,650

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (3.8%) Value
Financials (1.3%) - continued
4,209 FS KKR Capital Corporation $ 90,536
3,351 Golub Capital BDC, Inc. 51,672
2,800 Granite Point Mortgage Trust, Inc. 41,300
741 KKR & Company, Inc. 43,897
1,953 Sixth Street Specialty Lending, Inc. 43,337
297 Starwood Property Trust, Inc. 7,772
4,800 Two Harbors Investment
Corporation 36,288
918 Wells Fargo & Company 41,576
Total 612,250
Health Care (0.3%)
147 Anthem, Inc. 56,125
319 Danaher Corporation 85,607
14 Illumina, Inc.
g
6,625
Total 148,357
Industrials (0.3%)
338 Chart Industries, Inc.
g
49,456
248 Fortive Corporation 17,295
194 Greenbrier Companies, Inc. 8,455
176 JetBlue Airways Corporation
g
2,953
398 Patrick Industries, Inc. 29,054
91 Southwest Airlines Company
g
4,831
134 Stanley Black & Decker, Inc. 27,469
Total 139,513
Information Technology (0.7%)
43 Akamai Technologies, Inc.
g
5,014
147 Broadcom, Ltd. 70,095
388 II-VI, Inc.
g
28,165
183 Lumentum Holdings, Inc.
g
15,011
148 Microchip Technology, Inc. 22,162
259 Micron Technology, Inc.
g
22,010
148 Motorola Solutions, Inc. 32,094
1,280 ON Semiconductor Corporation
g
48,998
2,321 Sabre Corporation
g
28,966
12 ServiceNow , Inc.
g
6,595
181 Square, Inc.
g
44,128
235 SunPower Corporation
g
6,867
156 Teradyne, Inc. 20,898
149 Western Digital Corporation
g
10,604
Total 361,607
Materials (<0.1%)
80 International Flavors & Fragrances,
Inc. 11,952
Total 11,952
Real Estate (0.3%)
3,200 AGNC Investment Corporation 54,048
160 iSTAR Financial, Inc. 3,317
792 Lexington Realty Trust 9,464
6,000 New Residential Investment
Corporation 63,540
Total 130,369
Utilities (<0.1%)
67 NextEra Energy Partners, LP 5,116
Shares Common Stock (3.8%) Value
Utilities (<0.1%) - continued
119 NextEra Energy, Inc. $ 8,721
Total 13,837
Total Common Stock
(cost $1,581,942) 1,867,420
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
158,683 0.140% 1,586,833
Total Short-Term Investments
(cost $1,586,656) 1,586,833
Total Investments (cost
$49,282,478) 106.3% $51,575,325
Other Assets and Liabilities, Net
(6.3%) (3,056,241)
Total Net Assets 100.0% $48,519,084
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $11,332,207 or 23.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d All or a portion of the security is on loan.
e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 296,701
Common Stock 2,540,072
Total lending $2,836,773
Gross amount payable upon return of
collateral for securities loaned $2,899,062
Net amounts due to counterparty
$62,289

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,464,175
Gross unrealized depreciation (245,071)
Net unrealized appreciation (depreciation) $2,219,104
Cost for federal income tax purposes $49,356,221

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 883,225 – 883,225 –
Capital Goods 1,346,163 – 1,346,163 –
Collateralized Mortgage Obligations 122,497 – 122,497 –
Communications Services 2,202,398 – 2,202,398 –
Consumer Cyclical 3,014,125 – 3,014,125 –
Consumer Non-Cyclical 2,328,620 – 2,328,620 –
Energy 2,913,991 – 2,913,991 –
Financials 8,712,442 – 8,712,442 –
Technology 1,012,607 – 1,012,607 –
Transportation 568,236 – 568,236 –
U.S. Government & Agencies 3,237,922 – 3,237,922 –
Utilities 1,031,543 – 1,031,543 –
Registered Investment Companies
Unaffiliated 9,941,004 9,941,004 – –
Preferred Stock
Communications Services 285,656 285,656 – –
Consumer Discretionary 9,110 9,110 – –
Consumer Staples 90,784 90,784 – –
Energy 148,195 148,195 – –
Financials 1,804,175 1,755,275 48,900 –
Health Care 32,363 32,363 – –
Industrials 58,809 34,408 24,401 –
Real Estate 193,681 193,681 – –
Utilities 414,081 414,081 – –
Common Stock
Communications Services 119,272 118,962 310 –
Consumer Discretionary 104,245 104,245 – –
Consumer Staples 32,198 32,198 – –
Energy 193,820 193,820 – –
Financials 612,250 612,250 – –
Health Care 148,357 148,357 – –
Industrials 139,513 139,513 – –
Information Technology 361,607 361,607 – –
Materials 11,952 11,952 – –
Real Estate 130,369 130,369 – –
Utilities 13,837 13,837 – –
Subtotal Investments in Securities $42,219,047 $14,771,667 $27,447,380 $–
Other Investments  * Total
Affiliated Registered Investment Companies 4,870,383
Affiliated Short-Term Investments 1,586,833
Collateral Held for Securities Loaned 2,899,062
Subtotal Other Investments $9,356,278
Total Investments at Value $51,575,325
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $3,673 $1,340 $– $4,870 489 10.0%
Total Affiliated Registered Investment
Companies 3,673 4,870 10.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 1,116 18,300 17,829 1,587 159 3.3
Total Affiliated Short-Term Investments 1,116 1,587 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   253 29,622 26,976 2,899 2,899 6.0
Total Collateral Held for Securities Loaned 253 2,899 6.0
Total Value $5,042 $9,356
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(143) $– $89
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% – 0 – 1
Total Income/Non Income Cash from Affiliated Investments $90
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total $– $(143) $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2021 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Assets
Investments in unaffiliated securities at cost $927,379,441 $39,961,256
Investments in affiliated securities at cost $399,630,574 $9,321,222
Investments in unaffiliated securities at value
(#)
$1,011,698,446 $42,219,047
Investments in affiliated securities at value 406,711,802 9,356,278
Cash — 17,765
Initial margin deposit on open future contracts 44,000 —
Dividends and interest receivable 4,491,890 328,921
Prepaid expenses 31,385 13,203
Receivable for:
Investments sold 3,942,152 133,060
Investments sold on a delayed-delivery basis 60,450 5,038
Fund shares sold 1,164,293 155,754
Expense reimbursements — 10,438
Variation margin on open future contracts 90,360 —
Total Assets 1,428,234,778 52,239,504
Liabilities
Distributions payable 125,080 14,688
Accrued expenses 100,161 24,392
Cash overdraft 157,427
(a)
—
Payable for:
Investments purchased 7,411,432 448,980
Investments purchased on a delayed-delivery basis 221,940,858 272,537
Return of collateral for securities loaned 7,379,872 2,899,062
Fund shares redeemed 802,089 33,693
Variation margin on open future contracts 105,607 —
Investment advisory fees 579,264 23,192
Administrative fees 18,158 717
Distribution fees 139,656 —
Transfer agent fees 57,608 1,693
Trustee fees 581 139
Trustee deferred compensation 55,023 1,327
Contingent liabilities^ — —
Mortgage dollar roll deferred revenue 122,810 —
Total Liabilities 238,995,626 3,720,420
Net Assets
Capital stock (beneficial interest) 1,060,107,558 45,894,729
Distributable earnings/(accumulated loss) 129,131,594 2,624,355
Total Net Assets $1,189,239,152 $48,519,084
Class A Share Capital $619,478,937 $—
Shares of beneficial interest outstanding (Class A) 77,803,158 —
Net asset value per share $7.96 $—
Maximum public offering price $8.34 $—
Class S Share Capital $569,760,215 $48,519,084
Shares of beneficial interest outstanding (Class S) 72,323,364 4,631,372
Net asset value per share $7.88 $10.48
(#)
Includes securities on loan of 7,156,331 2,836,773
(a) Includes foreign currency holdings of $1,850 (cost $1,789).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2021 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Investment Income
Dividends $2,040,799 $188,989
Taxable interest 10,521,357 436,670
Income from mortgage dollar rolls 1,136,210 —
Affiliated income from securities loaned, net 23,802 8,397
Income from affiliated investments 187,307 1,240
Non cash income 191,545 162,488
Non cash income from affiliated investments 1,808,561 89,097
Foreign tax withholding (11,589) (450)
Total Investment Income 15,897,992 886,431
Expenses
Adviser fees 3,096,888 113,462
Administrative service fees 131,864 38,507
Audit and legal fees 16,141 15,468
Custody fees 37,647 8,216
Distribution expenses Class A 761,710 —
Insurance expenses 3,666 1,975
Printing and postage expenses Class A 39,634 —
Printing and postage expenses Class S 35,299 8,346
SEC and state registration expenses 49,621 11,371
Transfer agent fees Class A 218,658 —
Transfer agent fees Class S 211,786 22,103
Trustees' fees 18,537 3,526
Other expenses 45,296 18,446
Total Expenses Before Reimbursement 4,666,747 241,420
Less:
Reimbursement from adviser — (66,070)
Total Net Expenses 4,666,747 175,350
Net Investment Income/(Loss) 11,231,245 711,081
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 38,332,079 907,730
Affiliated investments 1,912,218 —
Futures contracts (2,816,468) —
Foreign currency transactions 9,978 —
Change in net unrealized appreciation/(depreciation)
on:
Investments (2,178,554) 584,812
Affiliated investments 297,104 (143,085)
Futures contracts 1,331,566 —
Foreign currency transactions (9,542) —
Net Realized and Unrealized Gains/(Losses) 36,878,381 1,349,457
Net Increase/(Decrease) in Net Assets Resulting
From Operations $48,109,626 $2,060,538

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Diversified Income Plus Fund Multidimensional Income Fund
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
Operations
Net investment income/(loss) $11,231,245 $28,374,937 $711,081 $1,116,464
Net realized gains/(losses) 37,437,807 (1,100,000) 907,730 (153,080)
Change in net unrealized appreciation/(depreciation) (559,426) 42,351,039 441,727 1,347,131
Net Change in Net Assets Resulting From Operations 48,109,626 69,625,976 2,060,538 2,310,515
Distributions to Shareholders
From income/realized gains Class A (5,775,075) (15,324,272) – –
From income/realized gains Class S (5,788,356) (13,506,328) (807,658) (1,180,936)
Total from income/realized gains (11,563,431) (28,830,600) (807,658) (1,180,936)
From return of capital Class S – – – (67,336)
Total From Return of Capital – – – (67,336)
Total Distributions to Shareholders (11,563,431) (28,830,600) (807,658) (1,248,272)
Capital Stock Transactions
Class A
Sold 29,439,326 42,408,148 – –
Distributions reinvested 5,264,067 13,967,641 – –
Redeemed (44,423,669) (89,533,909) – –
Total Class A Capital Stock Transactions (9,720,276) (33,158,120) – –
Class S
Sold 102,191,327 131,811,371 13,098,831 24,099,274
Distributions reinvested 5,566,647 12,935,102 719,481 1,077,623
Redeemed (58,946,695) (123,630,106) (4,046,634) (9,349,361)
Total Class S Capital Stock Transactions 48,811,279 21,116,367 9,771,678 15,827,536
Capital Stock Transactions
39,091,003 (12,041,753) 9,771,678 15,827,536
Net Increase/(Decrease) in Net Assets 75,637,198 28,753,623 11,024,558 16,889,779
Net Assets, Beginning of Period 1,113,601,954 1,084,848,331 37,494,526 20,604,747
Net Assets, End of Period $1,189,239,152 $1,113,601,954 $48,519,084 $37,494,526
Capital Stock Share Transactions
Class A shares
Sold 3,752,739 5,852,543 – –
Distributions reinvested 671,988 1,948,433 – –
Redeemed (5,665,818) (12,443,339) – –
Total Class A share transactions (1,241,091) (4,642,363) – –
Class S shares
Sold 13,154,990 18,378,410 1,269,531 2,480,964
Distributions reinvested 717,910 1,821,720 69,955 112,896
Redeemed (7,591,926) (17,399,968) (393,141) (957,839)
Total Class S share transactions 6,280,974 2,800,162 946,345 1,636,021

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a
Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the
Investment Company Act of 1940 (the “1940 Act”). The Trust is
divided into 25 separate series (each, a "Fund" and, collectively, the
"Funds"), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds, and one money market Fund.
This shareholder report includes Thrivent Diversified Income Plus
Fund and Thrivent Multidimensional Income Fund, two of the Trust’s
25 Funds. The other Funds of the Trust have a fiscal year-end of
October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the
accounting and reporting guidance of the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Share Classes
— The Trust includes two classes of shares: Class
A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of
0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent High Income Municipal Bond Fund,
Thrivent Low Volatility Equity Fund, Thrivent Mid Cap Growth Fund,
Thrivent Mid Cap Value Fund, Thrivent Multidimensional Income
Fund and Thrivent Small Cap Growth Fund offer only Class S
Shares; each of the other 19 Funds of the Trust offer Class A and
Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.  The Funds have no examinations in progress and none are expected at this time.
As of June 30, 2021, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Diversified Income Plus Fund and Multidimensional Income Fund
are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.
Derivative Financial Instruments
— Each of the Funds may
invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2021, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the six months ended June 30, 2021, Diversified Income
Plus used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2021, Diversified Income
Plus used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts.
Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2021, no funds engaged in this type of transaction.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged.  The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Diversified Income Plus
Securities Lending 7,379,872 – 7,379,872 7,156,331 – – 223,541
(^)
Multidimensional Income
Securities Lending 2,899,062 – 2,899,062 2,836,773 – – 62,289
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The
Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in
Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.
Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of June 30, 2021, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy.
Equity-Linked Structured Securities
— Certain Funds may
invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.  During the six months ended June 30, 2021, none of the Funds engaged in these types of transactions.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the
Fund Securities on Loan
Diversified Income Plus $ 7,156,331
Multidimensional Income 2,836,773

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of
Investments.  During the six months ended June 30, 2021, none of the Funds engaged in these types of investments.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 30, 2021, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund along with other portfolios managed
by the investment adviser or an affiliate, participate in a $100 million
($50 million committed, $50 million uncommitted) credit facility (the
"line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Rate or the Overnight Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund paid commitment fees during the six months ended June 30, 2021 in proportion to their respective net assets.  The line of credit shall expire on

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

December 28, 2021 unless extended by mutual agreement of State
Street Bank and Trust Company and the Funds.  The Funds had no
borrowings during the six months ended June 30, 2021.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides
optional guidance to ease the potential accounting burden
associated with transitioning from LIBOR and other reference rates expected to be discontinued.  The ASU No. 2020-04 was effective immediately upon release of the standard on March 12, 2020 and can be applied prospectively through December 31, 2022.  At this time, management is evaluating implications of these changes on the financial statements.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— For the six months ended June
30, 2021, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by Thrivent
Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, each Fund may invest cash in other
Funds in the Trust, Thrivent Cash Management Trust, and Thrivent
Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the income plus and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class
A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 30, 2021, Thrivent Investment Management Inc. and Thrivent
Distributors, LLC received $31,281 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee on a per-fund basis plus percentage of net assets to Thrivent
Asset Mgt.  These fees are accrued daily and paid monthly.  For the six months ended June 30, 2021, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $170,371 from the Funds covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2021, Thrivent
Investor Services received $458,080 from the Funds for transfer agent services covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent
Mutual Funds.  Thrivent Money Market Fund is not eligible for the
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Diversified Income Plus
0.550% 0.550% 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500%
Multidimensional Income
0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Fund Class A Class S
Expiration
Date
Multidimensional Income N/A 0.85% 2/28/2022

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of the designated series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $17,583 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2021. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Distributors,
LLC, and Thrivent Investor Services; however, they receive no compensation from the Trust. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the
independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2021, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2021, the tax-basis balance has not yet been determined.
At December 31, 2020, the following Funds had accumulated
capital loss carryovers as follows:
To the extent that these Funds realize net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2021, the Funds did not hold restricted securities.
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from
or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The
procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-
7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2021, Multidimensional
Income Fund engaged in purchase transactions in the amount of
$50,438, respectively, and Diversified Income Plus Fund engaged
Fund
Capital Loss
Carryover
Diversified Income Plus $ 2,641,982
Multidimensional Income 336,216
In thousands
Fund Purchases
Diversified Income Plus $343,028 $438,294
Multidimensional Income 17,852 10,268
In thousands
Fund Purchases Sales
Diversified Income Plus $1,087,864 $953,187
Multidimensional Income 3,248 1,211

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

in sale transactions in the amount of $11,117,652, pursuant to Rule
17a-7 of the 1940 Act.  These transaction amounts were greater than 0.045% of each fund’s net assets.
(7) RELATED PARTY TRANSACTIONS
As of June 30, 2021, no related parties held shares in excess of
5% of the Funds covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues.
As of June 30, 2021, the Funds did not have portfolio concentration greater than 25% in any sector.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Fund is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Fund’s management fees and expenses,
resulting in Fund shareholders subject to higher expenses than if they invested directly in CEFs.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments.  Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong and the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Fund investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of
LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk and general partner risk.
• An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
• The ability to trade on a public exchange or in the over-the-
counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
• MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
• The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Other Funds Risk
— Because the Fund invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Fund is dependent, in part, upon the
performance of Other Funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2021
(unaudited)

preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Diversified Income Plus Fund
Class A Shares
Period Ended 6/30/2021 (unaudited) $ 7.71 $ 0.07 $ 0.25 $ 0.32 $ (0.07) $ –
Year Ended 12/31/2020 7.42 0.19 0.29 0.48 (0.19) –
Year Ended 12/31/2019 6.80 0.21 0.67 0.88 (0.22) (0.04)
Year Ended 12/31/2018 7.41 0.23 (0.45) (0.22) (0.24) (0.15)
Year Ended 12/31/2017 7.00 0.21 0.41 0.62 (0.21) –
Year Ended 12/31/2016 6.79 0.22 0.23 0.45 (0.24) –
Class S Shares
Period Ended 6/30/2021 (unaudited) 7.63 0.08 0.25 0.33 (0.08) –
Year Ended 12/31/2020 7.34 0.20 0.30 0.50 (0.21) –
Year Ended 12/31/2019 6.73 0.23 0.66 0.89 (0.24) (0.04)
Year Ended 12/31/2018 7.34 0.25 (0.45) (0.20) (0.26) (0.15)
Year Ended 12/31/2017 6.94 0.23 0.40 0.63 (0.23) –
Year Ended 12/31/2016 6.74 0.24 0.22 0.46 (0.26) –
Multidimensional Income Fund
Class S Shares
Period Ended 6/30/2021 (unaudited) 10.17 0.18 0.33 0.51 (0.20) –
Year Ended 12/31/2020 10.06 0.43 0.11 0.54 (0.4 1 ) –
Year Ended 12/31/2019 9.13 0.38 0.99 1.37 (0.40) –
Year Ended 12/31/2018 10.15 0.41 (0.95) (0.54) (0.44) (0.02)
Year Ended 12/31/2017
(c)
10.00 0.29 0.20 0.49 (0.30) (0.03)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Since fund inception, February 28, 2017.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ – $ (0.07) $ 7.96 4.22% $ 619.5 0.93% 1.86% 0.93% 1.86% 128%
– (0.19) 7.71 6.67% 609.6 0.95% 2.58% 0.95% 2.58% 156%
– (0.26) 7.42 13.12% 620.6 0.96% 2.96% 0.96% 2.96% 153%
– (0.39) 6.80 (3.10)% 569.8 0.96% 3.16% 0.96% 3.16% 143%
– (0.21) 7.41 8.98% 617.3 0.97% 2.86% 0.97% 2.86% 133%
– (0.24) 7.00 6.70% 591.3 0.97% 3.23% 0.97% 3.23% 91%
– (0.08) 7.88 4.39% 569.8 0.69% 2.10% 0.69% 2.10% 128%
– (0.21) 7.63 7.01% 504.0 0.71% 2.83% 0.71% 2.83% 156%
– (0.28) 7.34 13.39% 464.2 0.71% 3.18% 0.71% 3.18% 153%
– (0.41) 6.73 (2.88)% 320.1 0.70% 3.46% 0.70% 3.46% 143%
– (0.23) 7.34 9.20% 251.4 0.70% 3.13% 0.70% 3.13% 133%
– (0.26) 6.94 6.91% 158.2 0.70% 3.51% 0.70% 3.51% 91%
– (0.20) 10.48 5.04% 48.5 0.85% 3.45% 1.17% 3.13% 29%
(0.02) (0.43) 10.17 5.74% 37.5 0.85% 4.14% 1.36% 3.63% 61%
(0.04) (0.44) 10.06 15.18% 20.6 1.00% 3.89% 1.60% 3.29% 113%
(0.02) (0.48) 9.13 (5.45)% 17.9 1.15% 4.02% 1.62% 3.55% 96%
(0.01) (0.34) 10.15 4.92% 20.5 1.15% 3.38% 1.57% 2.96% 180%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details - Holdings at ThriventFunds.com or SEC.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust will no longer file Form N-Q and will begin filling Form N-PORT with the SEC. Part F of each Fund’s
N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form
N-Q. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 21-23, 2021, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from December 1, 2019 through December 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods (e.g., the COVID-19 pandemic)
and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity
Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications.
There were no material changes to the Liquidity Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity
Program). The Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.

Additional Information
(unaudited)
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
24042SAR R8-21
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker/dealer, member of FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps save money by reducing printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001 or call us at 800-847-4836. We will begin to send separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, call us at 800-847-4836. These documents are also available by visiting thriventfunds.com .
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, contact your financial professional. These documents are also available by visiting thriventfunds.com .